Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	William Blair Funds
Entity Central Index Key	0000822632
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
William Blair Growth Fund Class I
Shareholder Report [Line Items]
Fund Name	William Blair Growth Fund
Class Name	Class I
Trading Symbol	BGFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair Growth Fund Class I (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]	What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Growth Fund Class I	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 13.86% (net of fees) for the 6 months ended June 30, 2024. The Fund underperformed its benchmark, the Russell 3000
®
Growth Index, which returned 19.90% and underperformed the S&P 500
®
Index, a broad measure of market performance, which returned 15.29%.
Relative performance in the Fund was driven by a combination of stock-specific dynamics and style factors. From a sty le
perspective, our typical bias towards small and mid-caps was a headwind as mega caps outperformed in the period. From a sector perspective, stock selection in Information Technology, including our underweight position in NVIDIA, and Health Care, including our position in UnitedHealth Group and not owning Eli Lilly, were detractors. Other individual laggards included Five Below (Consumer Discretionary), New Fortress (Energy) and Nike (Consumer Discretionary). Not owning Meta Platforms (Communication Services) also detracted from relative performance. Our top individual contributors included Vital Farms (Consumer Staples), Pure Storage (Information Technology), Alphabet (Communication Services) and Intuitive Surgical (Health Care). Our underweight to Apple (Information Technology) and not owning Tesla (Consumer Discretionary) also contributed positively to relative performance in the year-to-date period.
TOP PERFORMANCE CONTRIBUTORS
Vital Farms
is the leader in the U.S. pasture-raised egg market. During the period, Vital Farms reported strong sales growth driven by a combination of volume and pricing as well as materially higher than expected earnings. We continue to believe Vital Farms will be a significant beneficiary as the broader egg industry evolves to cage-free production and Vital further builds out their farmer network.
Apple
designs, manufactures and sells information technology hardware and related services and subscriptions, with the iPhone as the single largest driver of revenue. The high-end smart phone industry is likely to experience outsized growth in coming years and we believe Apple is likely to gain share of the smart phone market over our investment horizon. We initiated a position in June. Following a period of lackluster iPhone volume growth, the stock began to underperform mid-2023, which continued through Spring of 2024, thus our underweight exposure was a tailwind in the period.
TOP PERFORMANCE DETRACTORS
Five Below
is a U.S. retailer offering on-trend merchandise at extreme value price-points. Shares were pressured as recent quarterly results were disappointing, with sales, margins, and earnings falling short of expectations. While total unit growth was strong during the period, same-store sales were negative due to weaker traffic trends. Despite near-term headwinds, we believe the duration of unit growth remains intact.
New Fortress Energy
develops, finances and constructs liquified natural gas (“LNG”) assets and related infrastructure. While the company reported solid earnings results, first LNG deliveries from one of the company’s projects was delayed and the corresponding cash flow pushed out. We continue to believe New Fortress is entering a phase where capital spending should trend lower, driving attractive returns through capital deployment and new projects.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Growth Fund Class I	13.86%	24.73%	14.86%	13.31%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
Russell 3000® Growth Index	19.90%	32.22%	18.55%	15.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 261,353,000
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 651,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fu n d Statistics
Fund net assets (in $000s)	$261,353
Number of portfolio holdings	50
Net advisory fees paid (in $000s)	$651
Portfolio turnover rate (six months)	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	8.8%
Amazon.com, Inc.	8.0%
Alphabet, Inc.	7.8%
NVIDIA Corp.	4.8%
Advanced Micro Devices, Inc.	4.1%
Mastercard, Inc.	3.7%
Apple, Inc.	3.5%
UnitedHealth Group, Inc.	3.3%
Palo Alto Networks, Inc.	3.2%
ServiceNow, Inc.	3.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	8.8%
Amazon.com, Inc.	8.0%
Alphabet, Inc.	7.8%
NVIDIA Corp.	4.8%
Advanced Micro Devices, Inc.	4.1%
Mastercard, Inc.	3.7%
Apple, Inc.	3.5%
UnitedHealth Group, Inc.	3.3%
Palo Alto Networks, Inc.	3.2%
ServiceNow, Inc.	3.2%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair Growth Fund Class N
Shareholder Report [Line Items]
Fund Name	William Blair Growth Fund
Class Name	Class N
Trading Symbol	WBGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair Growth Fund Class N (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]	What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Growth Fund Class N	$60	1.20%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 13.61% (net of fees) for the 6 months ended June 30, 2024. The Fund underperformed its benchmark, the Russell 3000
®
Growth Index, which returned 19.90% and underperformed the S&P 500
®
Index, a broad measure of market performance, which returned 15.29%.
Relative performance in the Fund was driven by a combination of
stock-specific dynamics and style factors. From a style perspective, our typical bias towards small and mid-caps was a headwind as mega caps outperformed in the period. From a sector perspective, stock selection in Information Technology, including our underweight position in NVIDIA, and Health Care, including our position in UnitedHealth Group and not owning Eli Lilly, were detractors. Other individual laggards included Five Below (Consumer Discretionary), New Fortress (Energy) and Nike (Consumer Dis
cret
ionary). Not owning Meta Platforms (Communication Services) also detracted from relative performance. Our top individual contributors included Vital Farms (Consumer Staples), Pure Storage (Information Technology), Alphabet (Communication Services) and Intuitive Surgical (Health Care). Our underweight to Apple (Information Technology) and not owning Tesla (Consumer Discretionary) also contributed positively to relative performance in the year-to-date period.
TOP PERFORMANCE CONTRIBUTORS
Vital Farms
is the leader in the U.S. pasture-raised egg market. During the period, Vital Farms reported strong sales growth driven by a combination of volume and pricing as well as materially higher than expected earnings. We continue to believe Vital Farms will be a significant beneficiary as the broader egg industry evolves to cage-free production and Vital further builds out their farmer network.
Apple
designs, manufactures and sells information technology hardware and related services and subscriptions, with the iPhone as the single largest driver of revenue. The high-end smart phone industry is likely to experience outsized growth in coming years and we believe Apple is likely to gain share of the smart phone market over our investment horizon. We initiated a position in June. Following a period of lackluster iPhone volume growth, the stock began to underperform mid-2023, which continued through Spring of 2024, thus our underweight exposure was a tailwind in the period.
TOP PERFORMANCE DETRACTORS
Five Below
is a U.S. retailer offering on-trend merchandise at extreme value price-points. Shares were pressured as recent quarterly results were disappointing, with sales, margins, and earnings falling short of expectations. While total unit growth was strong during the period, same-store sales were negative due to weaker traffic trends. Despite near-term headwinds, we believe the duration of unit growth remains intact.
New Fortress Energy
develops, finances and constructs liquified natural gas (“LNG”) assets and related infrastructure. While the company reported solid earnings results, first LNG deliveries from one of the company’s projects was delayed and the corresponding cash flow pushed out. We continue to believe New Fortress is entering a phase where capital spending should trend lower, driving attractive returns through capital deployment and new projects.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	GROWTH OF $10,000
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Growth Fund Class N	13.61%	24.42%	14.54%	12.98%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
Russell 3000® Growth Index	19.90%	32.22%	18.55%	15.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 261,353,000
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 111,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund S ta ti stics
Fund net assets (in $000s)	$261,353
Number of portfolio holdings	50
Net advisory fees paid (in $000s)	$111
Portfolio turnover rate (six months)	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the in
ve
stment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	8.8%
Amazon.com, Inc.	8.0%
Alphabet, Inc.	7.8%
NVIDIA Corp.	4.8%
Advanced Micro Devices, Inc.	4.1%
Mastercard, Inc.	3.7%
Apple, Inc.	3.5%
UnitedHealth Group, Inc.	3.3%
Palo Alto Networks, Inc.	3.2%
ServiceNow, Inc.	3.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	8.8%
Amazon.com, Inc.	8.0%
Alphabet, Inc.	7.8%
NVIDIA Corp.	4.8%
Advanced Micro Devices, Inc.	4.1%
Mastercard, Inc.	3.7%
Apple, Inc.	3.5%
UnitedHealth Group, Inc.	3.3%
Palo Alto Networks, Inc.	3.2%
ServiceNow, Inc.	3.2%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair Emerging Markets Debt Fund Class I
Shareholder Report [Line Items]
Fund Name	William Blair Emerging MarketsDebt Fund
Class Name	Class I
Trading Symbol	WEDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair Emerging Markets Debt Fund Class I (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Debt Fund Class I	$ 37	0.74%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 4.02% (net of fees) for the 6 months ended June 30,
2024
. The Fund outperformed its benchmark, the JPMorgan Emerging Markets Bond Index (EMBI) Global Diversified (net) (the "Index"), which returned 2.34% and outperformed the Bloomberg Global Aggregate Index, a broad measure of market performance, which returned -3.16%.
Positive contributions came from all three “beta buckets” (or risk categories), particularly the high-beta (higher-risk) bucket. For this group, positive performance was mainly the result of country allocation effects.
Performance
in the medium-beta (me
dium
-risk) and low-beta (lower-risk) bucket was driven predominantly by positive security-selection effects.
Higher-Risk Countries
Within the higher-risk country segment, overweight positioning contributed the most to outperformance, especially in Egypt and Ecuador. Conversely, positions in Ethiopia and El Salvador detracted from relative performance.
In Egypt, bond prices performed well as the government announced a significant foreign direct investment deal and secured an augmented financial arrangement with the International Monetary Fund (“IMF”). The devaluation of the Egyptian pound and significant tightening of monetary conditions further buoyed investor confidence.
In Ecuador, bonds outperformed on an improving fundamental outlook for the country as well as an improvement in risk sentiment. Both country selection and security selection added to performance.
Our small overweight position in Ethiopia detracted marginally from performance as the authorities failed to progress in negotiations with the IMF on a funded arrangement.
In El Salvador, bonds lagged following the reelection of President Nayib Bukele. The market was expecting him to quickly turn to the IMF after his grasp on power was reaffirmed, but there continues to be an ideological conflict about the role bitcoin should have in the Salvadoran economy. An extended timeline and questions about the feasibility of an IMF program led bonds to underperform the Index.
Lower-Risk Countries
Within the lower-risk country segment, positions in Saudi Arabia and Indonesia contributed to performance. Conversely, positions in India and Paraguay detracted from performance.
In Saudi Arabia, our underweight cash exposure position helped contribute to performance, which was aided by spread compression in our concentrated holdings in longer term bonds.
In Indonesia, our underweight position in Indonesian sovereign spread duration and overweight position in an Indonesian corporate from the oil and gas sector contributed to the relative performance, as Indonesian sovereign spreads were already tight, so the country failed to take part in the rally of broader EM assets during the half of the year.
In India, our off-benchmark position in short-dated corporate credit underperformed benchmark bonds as they failed to keep up with the very strong performance of the Index.
Lastly, in Paraguay, our overweight position underperformed the Index, as many high-beta countries outperformed.
Medium-Risk Countries
Within the medium-risk country segment, positions in Turkey and South Africa contributed to relative performance. Conversely, positions in Uzbekistan and Guatemala detracted from relative performance.
In Turkey, our position in a Turkish lira denominated supranational bond contributed to performance in the first half of 2024.
In South Africa our underweight position contributed positively to performance as investors have become more nervous about the outcome of the election in May.
Our overweight position in Uzbekistan detracted marginally to performance as a combination of a sovereign bond and a short-dated bank bond that we own failed to keep up with the very strong performance of the wider market.
In Guatemala, our overweight in intermediate-term bonds detracted slightly from performance. Although the political environment in Guatemala improved markedly in January when President Bernardo Arévalo assumed office, the country’s performance to the Index lagged those of other medium-beta countries.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	Since Inception
Emerging Markets Debt Fund Class I	4.02%	12.20%	(1.10)%
Bloomberg Global Aggregate Index	(3.16)%	0.93%	(5.58)%
JPMorgan Emerging Markets Bond Index (EMBI) Global Diversified (net)	2.34%	9.23%	(2.22)%

Performance Inception Date	May 25, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 55,283,000
Holdings Count | Holding	245
Advisory Fees Paid, Amount	$ 3,000
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 55,283
Number of portfolio holdings	245
Net advisory fees paid (in $000s)	$ 3
Portfolio turnover rate (six months)	59%

Holdings [Text Block]
Graphical Representa
t
ion of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. Credit quality designations range from AAA (highest) to D (lowest). Credit quality ratings on underlying securitie
s are
received from S&P and Moody’s which are converted to the equivalent S&P major rating category for presentation purposes only.
Top Ten Holdings
Petroleos Mexicanos	3.0%
Qatar Government International Bond	2.5%
Romania Government International Bond	2.3%
Panama Government International Bond	2.3%
Argentine Government International Bond	2.3%
Paraguay Government International Bond	2.2%
South Africa Government International Bond	2.2%
Oman Government International Bond	2.2%
Turkiye Government International Bond	2.1%
Dominican Republic International Bond	2.0%
Geographic Diversification
Credit Quality

Largest Holdings [Text Block]
Top Ten Holdings
Petroleos Mexicanos	3.0%
Qatar Government International Bond	2.5%
Romania Government International Bond	2.3%
Panama Government International Bond	2.3%
Argentine Government International Bond	2.3%
Paraguay Government International Bond	2.2%
South Africa Government International Bond	2.2%
Oman Government International Bond	2.2%
Turkiye Government International Bond	2.1%
Dominican Republic International Bond	2.0%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair Emerging Markets Debt Fund Class R6
Shareholder Report [Line Items]
Fund Name	William Blair Emerging MarketsDebt Fund
Class Name	Class R6
Trading Symbol	WEDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair Emerging Markets Debt Fund Class R6 (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Debt Fund Class R6	$ 35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management’s Discussion of
Fund Performance
SUMMARY OF RESULTS
The Fund returned 4.05% (net of fees) for the 6 months ended June 30, 2024. The Fund outperformed its benchmark
, the JPMorgan Emerging Markets Bond Index (EMBI) Global Diversified (net) (the "Index"), which returned 2.34% and outperformed the Bloomberg Global Aggregate Index, a broad measure of market performance, which returned -3.16%.
Positive contributions came from all three “beta buckets” (or risk categories), particularly the high-beta (higher-risk) bucket. For this group, positive performance was mainly the result of country allocation effects. Performance in the medium-beta (medium-risk) and low-beta (lower-risk) bucket was driven predominantly by positive security-selection effects.
Higher-Risk Countries
Within the higher-risk country segment, overweight positioning contributed the most to outperformance, especially in Egypt and Ecuador. Conversely, positions in Ethiopia and El Salvador detracted from relative performance.
In Egypt, bond prices performed well as the government announced a significant foreign direct investment deal and secured an augmented financial arrangement with the International Monetary Fund (“IMF”). The devaluation of the Egyptian pound and significant tightening of monetary conditions further buoyed investor confidence.
In Ecuador, bonds outperformed on an improving fundamental outlook for the country as well as an improvement in risk sentiment. Both country selection and security selection added to performance.
Our small overweight position in Ethiopia detracted marginally from performance as the authorities failed to progress in negotiations with the IMF on a funded arrangement.
In El Salvador, bonds lagged following the reelection of President Nayib Bukele. The market was expecting him to quickly turn to the IMF after his grasp on power was reaffirmed, but there continues to be an ideological conflict about the role bitcoin should have in the Salvadoran economy. An extended timeline and questions about the feasibility of an IMF program led bonds to underperform the Index.
Lower-Risk Countries
Within the lower-risk country segment, positions in Saudi Arabia and Indonesia contributed to performance. Conversely, positions in India and Paraguay detracted from performance.
In Saudi Arabia, our underweight cash exposure position helped contribute to performance, which was aided by spread compression in our concentrated holdings in longer term bonds.
In Indonesia, our underweight position in Indonesian sovereign spread duration and overweight position in an Indonesian corporate from the oil and gas sector contributed to the relative performance, as Indonesian sovereign spreads were already tight, so the country failed to take part in the rally of broader EM assets during the half of the year.
In India, our off-benchmark position in short-dated corporate credit underperformed benchmark bonds as they failed to keep up with the very strong performance of the Index.
Lastly, in Paraguay, our overweight position underperformed the Index, as many high-beta countries outperformed.
Medium-Risk Countries
Within the medium-risk country segment, positions in Turkey and South Africa contributed to relative performance. Conversely, positions in Uzbekistan and Guatemala detracted from relative performance.
In Turkey, our position in a Turkish lira denominated supranational bond contributed to performance in the first half of 2024.
In South Africa our underweight position contributed positively to performance as investors have become more nervous about the outcome of the election in May.
Our overweight position in Uzbekistan detracted marginally to performance as a combination of a sovereign bond and a short-dated bank bond that we own failed to keep up with the very strong performance of the wider market.
In Guatemala, our overweight in intermediate-term bonds detracted slightly from performance. Although the political environment in Guatemala improved markedly in January when President Bernardo Arévalo assumed office, the co un
try’s performance to the Index lagged those of other medium-beta countries.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	Since Inception
Emerging Markets Debt Fund Class R6	4.05%	12.28%	(1.05)%
Bloomberg Global Aggregate Index	(3.16)%	0.93%	(5.58)%
JPMorgan Emerging Markets Bond Index (EMBI) Global Diversified (net)	2.34%	9.23%	(2.22)%

Performance Inception Date	May 25, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 55,283,000
Holdings Count | Holding	245
Advisory Fees Paid, Amount	$ 66,000
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$55,283
Number of portfolio holdings	245
Net advisory fees paid (in $000s)	$66
Portfolio turnover rate (six months)	59%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, repres en
ting percentage of the total net assets of the
Fund
. Credit quality designations range from AAA (highest) to D (lowest). Credit quality ratings on underlying securities are received from S&P and Moody’s which are converted to the equivalent S&P major rating category for presentation purposes on
ly.
Top Ten Holdings
Petroleos Mexicanos	3.0%
Qatar Government International Bond	2.5%
Romania Government International Bond	2.3%
Panama Government International Bond	2.3%
Argentine Government International Bond	2.3%
Paraguay Government International Bond	2.2%
South Africa Government International Bond	2.2%
Oman Government International Bond	2.2%
Turkiye Government International Bond	2.1%
Dominican Republic International Bond	2.0%
Geographic Diversification
Credit Quality

Largest Holdings [Text Block]
Top Ten Holdings
Petroleos Mexicanos	3.0%
Qatar Government International Bond	2.5%
Romania Government International Bond	2.3%
Panama Government International Bond	2.3%
Argentine Government International Bond	2.3%
Paraguay Government International Bond	2.2%
South Africa Government International Bond	2.2%
Oman Government International Bond	2.2%
Turkiye Government International Bond	2.1%
Dominican Republic International Bond	2.0%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair Emerging Markets Small Cap Growth Fund Class N
Shareholder Report [Line Items]
Fund Name	William Blair Emerging MarketsSmall Cap Growth Fund
Class Name	Class N
Trading Symbol	WESNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair Emerging Markets Small Cap Growth Fund Class N (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Small Cap Growth Fund Class N	$70	1.40%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 10.22% (net of fees) for the 6 months ended June 30, 2024. The Fund outperformed its benchmark, the MSCI Emerging Markets Small Cap Index (net), which returned 7.04% and outperformed the MSCI Emerging Markets IMI (
net
), a broad measure of market performance, which returned 7.41%.
Outperformance was driven by a combination of country allocation and stock selection effects. Stock selection was strong within the Industrials sector, particularly electrical equipment companies HD Hyundai Electric Co and ABB India. Within Materials, Jindal Stainless was a notable contributor to relative performance. The underweight to Health Care and Materials bolstered allocation effect. Pa
r
tially offsetting these positive effects was negative stock selection within Information Technology, coupled with the Mexico overweighting and Taiwan underweighting. Within Technology, semiconductor holdings were notable detractors to relative sector performance.
TOP PERFORMANCE CONTRIBUTORS
HD Hyundai Electric Co Ltd
is a manufacturer of power transformers and equipment. The stock was added in the middle of the first quarter and accelerated on the back of the company’s strong results and growth outlook, driven by exports into the North American and Middle East markets.
ABB India
is a leader in automation and is benefitting from ongoing electrification and automation efforts in India with a broad set of opportunities. The stock outperformance was driven by robust results that exceeded consensus expectations in the first half of th
e
year. The company delivered strong order growth and margin expansion, as it benefited from favorable mix and positive operating leverage.
Jindal Stainless
is India’s largest stainless-steel manufacturer with over 50% market share in the domestic market. The stock outperformance was underpinned by the company’s robust volume growth and outlook, which is aided by opportunities in the domestic market, especially railways and automotive, coupled with the export duty removal, driving volumes in the premium segment.
TOP PERFORMANCE DETRACTORS
HPSP
is a front-end, semiconductor equipment company serving high-end logic and foundry end-clients. Weaker-than-expected capital expenditures from key clients and disappointing trends regarding expansion into memory weighed on the stock during the period.
Global Unichip
is a back-end interface controller design services company. Following a strong share price rally in 2023, the stock weakened in the first quarter of 2024 as the company reported lower-than-expected fourth quarter 2023 results and 2024 guidance due to slower-than-expected ramp-up of new business and relatively high inventory level.
Totvs
is a leading enterprise resource planning provider in Brazil. While fundamentals showed continued growth in Totvs’s core business, margins declined on one-off expenses and an increase in customer acquisition spending leading to weaker share prices in the first quarter.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Emerging Markets Small Cap Growth Fund Class N	10.22%	20.10%	10.23%	5.64%
MSCI Emerging Markets IMI (net)	7.41%	13.56%	3.93%	3.09%
MSCI Emerging Markets Small Cap Index (net)	7.04%	20.04%	9.99%	5.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 408,426,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 18,000
Investment Company, Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
Fund net assets (in $000s)	$408,426
Number of portfolio holdings	130
Net advisory fees paid (in $000s)	$18
Portfolio turnover rate (six months)	83%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment m
ak
eup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Dixon Technologies India Ltd.	2.7%
KEI Industries Ltd.	2.7%
ABB India Ltd.	2.2%
Wiwynn Corp.	2.1%
ASPEED Technology, Inc.	2.0%
Lotes Co. Ltd.	1.9%
Asia Vital Components Co. Ltd.	1.8%
Godrej Properties Ltd.	1.7%
Huaming Power Equipment Co. Ltd.	1.6%
Macrotech Developers Ltd.	1.6%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Dixon Technologies India Ltd.	2.7%
KEI Industries Ltd.	2.7%
ABB India Ltd.	2.2%
Wiwynn Corp.	2.1%
ASPEED Technology, Inc.	2.0%
Lotes Co. Ltd.	1.9%
Asia Vital Components Co. Ltd.	1.8%
Godrej Properties Ltd.	1.7%
Huaming Power Equipment Co. Ltd.	1.6%
Macrotech Developers Ltd.	1.6%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair Emerging Markets Small Cap Growth Fund Class R6
Shareholder Report [Line Items]
Fund Name	William Blair Emerging MarketsSmall Cap Growth Fund
Class Name	Class R6
Trading Symbol	WESJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair Emerging Markets Small Cap Growth Fund Class R6 (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Small Cap Growth Fund Class R6	$55	1.10%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 10.34% (net of fees) for the 6 months ended June 30, 2024. The Fund outperformed its benchmark, the MSCI Emerging Markets Small Cap Index (net), which returned 7.04% and outperformed the MSCI Emerging Markets IMI (
net
), a broad measure of market performance, which returned 7.41%.
Outperformance was driven by a combination of country allocation and stock selection effects. Stock selection was strong within the Industrials sector, particularly electrical equipment companies HD Hyundai Electric Co and ABB India. Within Materials, Jindal Stainless was a notable contributor to relative performance. The underweight to Health Care and Materials bolstered allocation effect. Partially offsetting these positive effects was negative stock selection within Information Technology, coupled with the Mexico overweighting and Taiwan underweighting. Within Technology, semiconductor holdings were notable detractors to relative sector performance.
TOP PERFORMANCE CONTRIBUTORS
HD Hyundai Electric Co Ltd
is a manufacturer of power transformers and equipment. The stock was added in the middle of the first quarter and accelerated on the back of the company’s strong results and growth outlook, driven by exports into the North American and Middle East markets.
ABB India
is a leader in automation and is benefitting from ongoing electrification and automation efforts in India with a broad set of opportunities. The stock outperformance was driven by robust results that exceeded consensus expectations in the first half of the year. The company delivered strong order growth and margin expansion, as it benefited from favorable mix and positive operating leverage.
Jindal Stainless
is India’s largest stainless-steel manufacturer with over 50% market share in the domestic market. The stock outperformance was underpinned by the company’s robust volume growth and outlook, which is aided by opportunities in the domestic market, especially railways and automotive, coupled with the export duty removal, driving volumes in the premium segment.
TOP PERFORMANCE DETRACTORS
HPSP
is a front-end, semiconductor equipment company serving high-end logic and foundry end-clients. Weaker-than-expected capital expenditures from key clients and disappointing trends regarding expansion into memory weighed on the stock during the period.
Global Unichip
is a back-end interface controller design services company. Following a strong share price rally in 2023, the stock weakened in the first quarter of 2024 as the company reported lower-than-expected fourth quarter 2023 results and 2024 guidance due to slower-than-expected ramp-up of new business and relatively high inventory level.
Totvs
is a leading enterprise resource planning provider in Brazil. While fundamentals showed continued growth in Totvs’s core business, margins declined on one-off expenses and an increase in customer acquisition spending leading to weaker share prices in the first quarter.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Emerging Markets Small Cap Growth Fund Class R6	10.34%	20.42%	10.56%	6.00%
MSCI Emerging Markets IMI (net)	7.41%	13.56%	3.93%	3.09%
MSCI Emerging Markets Small Cap Index (net)	7.04%	20.04%	9.99%	5.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 408,426,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 1,106,000
Investment Company, Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
Fund net assets (in $000s)	$408,426
Number of portfolio holdings	130
Net advisory fees paid (in $000s)	$1,106
Portfolio turnover rate (six months)	83%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the
Fund
, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Dixon Technologies India Ltd.	2.7%
KEI Industries Ltd.	2.7%
ABB India Ltd.	2.2%
Wiwynn Corp.	2.1%
ASPEED Technology, Inc.	2.0%
Lotes Co. Ltd.	1.9%
Asia Vital Components Co. Ltd.	1.8%
Godrej Properties Ltd.	1.7%
Huaming Power Equipment Co. Ltd.	1.6%
Macrotech Developers Ltd.	1.6%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Dixon Technologies India Ltd.	2.7%
KEI Industries Ltd.	2.7%
ABB India Ltd.	2.2%
Wiwynn Corp.	2.1%
ASPEED Technology, Inc.	2.0%
Lotes Co. Ltd.	1.9%
Asia Vital Components Co. Ltd.	1.8%
Godrej Properties Ltd.	1.7%
Huaming Power Equipment Co. Ltd.	1.6%
Macrotech Developers Ltd.	1.6%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair China Growth Fund Class I
Shareholder Report [Line Items]
Fund Name	William Blair China Growth Fund
Class Name	Class I
Trading Symbol	WICGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair China Growth Fund Class I (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]	What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
China Growth Fund Class I	$ 50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 3.29% (net of fees) for the 6 months ended June
30
,
2024
. The Fund outperformed its benchmark, the MSCI China All Shares Index (net), which returned 2.28%. The Fund's benchmark is also a broad measure of market performance.
Outperformance was driven by a combination of allocation and stock selection effects. An overweight allocation to Industrials as well as the stock selection within Consumer Discretionary and Consumer Staples were the primary drivers of outperformance. Partly offsetting these effects was the portfolio’s sector positioning, led by an overweight in Consumer Staples and underweight in Energy and Financials. Stock selection within Financials also hampered returns.
TOP PERFORMANCE CONTRIBUTORS
Hisense Home Appliances
is the largest player in China’s central air market. The stock advanced
a
nd bolstered returns during the period after reporting solid quarter and full year 2023 results with broad-based share gains.
Giant Biogene
, within Consumer Staples, was a notable contributor to results. Giant is a leading professional skincare company in China that specializes in recombinant collagen-based skincare products. The stock advanced on strong revenue growth and operating profit.
TOP PERFORMANCE DETRACTOR
AIA Group
is a leading provider of insurance throughout Asia. The share price declined following mixed earnings results primarily due to challenging market conditions, including elevated medical claims, which led to policy price increases and lower investment returns on Chinese government bonds. The position was liquidated during the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	Since Inception
China Growth Fund Class I	3.29%	(7.98)%	(21.35)%
MSCI China All Shares Index (net)	2.28%	(4.39)%	(13.18)%

Performance Inception Date	Aug. 27, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 1,815,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 1,815
Number of portfolio holdings	46
Net advisory fees paid (in $000s)	$ 0
Portfolio tu rnov er rate (six months)	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings Ltd.	11.3%
NetEase, Inc.	6.3%
Kweichow Moutai Co. Ltd.	5.1%
PDD Holdings, Inc.	4.8%
Huaneng Lancang River Hydropower, Inc.	4.5%
NAURA Technology Group Co. Ltd.	4.1%
Weichai Power Co. Ltd.	3.2%
Contemporary Amperex Technology Co. Ltd.	2.9%
Zhongji Innolight Co. Ltd.	2.6%
Yutong Bus Co. Ltd.	2.6%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings Ltd.	11.3%
NetEase, Inc.	6.3%
Kweichow Moutai Co. Ltd.	5.1%
PDD Holdings, Inc.	4.8%
Huaneng Lancang River Hydropower, Inc.	4.5%
NAURA Technology Group Co. Ltd.	4.1%
Weichai Power Co. Ltd.	3.2%
Contemporary Amperex Technology Co. Ltd.	2.9%
Zhongji Innolight Co. Ltd.	2.6%
Yutong Bus Co. Ltd.	2.6%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair China Growth Fund Class R6
Shareholder Report [Line Items]
Fund Name	William Blair China Growth Fund
Class Name	Class R6
Trading Symbol	WRCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair China Growth Fund Class R6 (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
China Growth Fund Class R6	$ 47	0.94%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 3.30% (net of fees) for the 6 months ended June 30,
2024
. The Fund outperformed its benchmark, the MSCI China All Shares Index (net), which returned 2.28%. The Fund's benchmark is also a broad measure of market performance.
Outperformance was driven by a combination of allocation and stock selection effects. An overweight allocation to Industrials as well as the stock selection within Consumer Discretionary and Consumer Staples were the primary drivers of outperformance. Partly offsetting these effects was the portfolio’s sector positioning, led by an overweight in Consumer Staples and und erw
eight in Energy and Financials. Stock selection within Financials also hampered returns.
TOP PERFORMANCE CONTRIBUTORS
Hisense Home Appliances
is the largest player in China’s central air market. The stock advanced and bolstered returns during the period after reporting solid quarter and full year 2023 results with broad
-ba
sed share gains.
Giant Biogene
, within Consumer Staples, was a notable contributor to results. Giant is a leading professional skincare company in China that specializes in recombinant collagen-based skincare products. The stock advanced on strong revenue growth and operating profit.
TOP PERFORMANCE DETRACTOR
AIA Group
is a leading provider of insurance throughout Asia. The share price declined following mixed earnings results primarily due to challenging market conditions, including elevated medical claims, which led to policy price increases and lower investment returns on Chinese government bonds. The position was liquidated during the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	Since Inception
China Growth Fund Class R6	3.30%	(7.89)%	(21.40)%
MSCI China All Shares Index (net)	2.28%	(4.39)%	(13.18)%

Performance Inception Date	Aug. 27, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 1,815,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$1,815
Number of portfolio holdings	46
Net advisory fees paid (in $000s)	$0
Portfolio turnover rate (six months)	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing perce ntag
e of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings Ltd.	11.3%
NetEase, Inc.	6.3%
Kweichow Moutai Co. Ltd.	5.1%
PDD Holdings, Inc.	4.8%
Huaneng Lancang River Hydropower, Inc.	4.5%
NAURA Technology Group Co. Ltd.	4.1%
Weichai Power Co. Ltd.	3.2%
Contemporary Amperex Technology Co. Ltd.	2.9%
Zhongji Innolight Co. Ltd.	2.6%
Yutong Bus Co. Ltd.	2.6%
Sec
t
or Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings Ltd.	11.3%
NetEase, Inc.	6.3%
Kweichow Moutai Co. Ltd.	5.1%
PDD Holdings, Inc.	4.8%
Huaneng Lancang River Hydropower, Inc.	4.5%
NAURA Technology Group Co. Ltd.	4.1%
Weichai Power Co. Ltd.	3.2%
Contemporary Amperex Technology Co. Ltd.	2.9%
Zhongji Innolight Co. Ltd.	2.6%
Yutong Bus Co. Ltd.	2.6%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair Growth Fund Class R6
Shareholder Report [Line Items]
Fund Name	William Blair Growth Fund
Class Name	Class R6
Trading Symbol	BGFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair Growth Fund Class R6 (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]	What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Growth Fund Class R6	$43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 13.87% (net of fees) for the 6 months ended June 30, 2024. The Fund underperformed its benchmark, the Russell 3000
®
Growth Index, which returned 19.90% and underperformed the S&P 500
®
Index, a broad measure of market performance, which returned 15.29%.
Relative performance in the Fund was driven by a combination of stock-specific dynamics and style factors. From a style perspective, our ty
pical bias towards small and mid-caps was a headwind as mega caps outperformed in the period. From a sector perspective, stock selection in Information Technology, including our underweight position in NVIDIA, and Health Care, including our position in UnitedHealth Group and not owning Eli Lilly, were detractors. Other individual laggards included Five Below (Consumer Discretionary), New Fortress (Energy) and Nike (Consumer Discretionary). Not owning Meta Platforms (Communication Services) also detracted from relative performance. Our top individual contributors included Vita
l Far
ms (Consumer Staples), Pure Storage (Information Technology), Alphabet (Communication Services) and Intuitive Surgical (Health Care). Our underweight to Apple (Information Technology) and not owning Tesla (Consumer Discretionary) also contributed positively to relative performance in the year-to-date period.
TOP PERFORMANCE CONTRIBUTORS
Vital Farms
is the leader in the U.S. pasture-raised egg market. During the period, Vital Farms reported strong sales growth driven by a combination of volume and pricing as well as materially higher than expected earnings. We continue to believe Vital Farms will be a significant beneficiary as the broader egg industry evolves to cage-free production and Vital further builds out their farmer network.
Apple
designs, manufactures and sells information technology hardware and related services and subscriptions, with the iPhone as the single largest driver of revenue. The high-end smart phone industry is likely to experience outsized growth in coming years and we believe Apple is likely to gain share of the smart phone market over our investment horizon. We initiated a position in June. Following a period of lackluster iPhone volume growth, the stock began to underperform mid-2023, which continued through Spring of 2024, thus our underweight exposure was a tailwind in the period.
TOP PERFORMANCE DETRACTORS
Five Below
is a U.S. retailer offering on-trend merchandise at extreme value price-points. Shares were pressured as recent quarterly results were disappointing, with sales, margins, and earnings falling short of expectations. While total unit growth was strong during the period, same-store sales were negative due to weaker traffic trends. Despite near-term headwinds, we believe the duration of unit growth remains intact.
New Fortress Energy
develops, finances and constructs liquified natural gas (“LNG”) assets and related infrastructure. While the company reported solid earnings results, first LNG deliveries from one of the company’s projects was delayed and the corresponding cash flow pushed out. We continue to believe New Fortress is entering a phase where capital spending should trend lower, driving attractive returns through capital deployment and new projects.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	GROWTH OF $1,000,000
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	5 Years	Since Inception
Growth Fund Class R6	13.87%	24.79%	14.94%	14.99%
S&P 500® Index	15.29%	24.56%	15.05%	14.76%
Russell 3000® Growth Index	19.90%	32.22%	18.55%	18.09%

Performance Inception Date	May 02, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 261,353,000
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 176,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fun d Stat istics
Fund net assets (in $000s)	$261,353
Number of portfolio holdings	50
Net advisory fees paid (in $000s)	$176
Portfolio turnover rate (six months)	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, re
present
ing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	8.8%
Amazon.com, Inc.	8.0%
Alphabet, Inc.	7.8%
NVIDIA Corp.	4.8%
Advanced Micro Devices, Inc.	4.1%
Mastercard, Inc.	3.7%
Apple, Inc.	3.5%
UnitedHealth Group, Inc.	3.3%
Palo Alto Networks, Inc.	3.2%
ServiceNow, Inc.	3.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	8.8%
Amazon.com, Inc.	8.0%
Alphabet, Inc.	7.8%
NVIDIA Corp.	4.8%
Advanced Micro Devices, Inc.	4.1%
Mastercard, Inc.	3.7%
Apple, Inc.	3.5%
UnitedHealth Group, Inc.	3.3%
Palo Alto Networks, Inc.	3.2%
ServiceNow, Inc.	3.2%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair Large Cap Growth Fund Class I
Shareholder Report [Line Items]
Fund Name	William Blair Large Cap Growth Fund
Class Name	Class I
Trading Symbol	LCGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair Large Cap Growth Fund Class I (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Large Cap Growth Fund Class I	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 20.50% (net of fees) for the 6 months ended June 30, 2024. The Fund underperformed its benchmark, the Russell 1000
®
Growth Index (the "Index"), which returned

20.70% and outperformed the Russell 1000
®
Index, a broad measure of market performance, which returned 14.24%.
Relative performance drivers were largely stock-specific in nature. Top detractors in the Fund were Accenture (Information Technology), Monster Beverage Corp (Consumer Staples), Mastercard (Financials), and Salesforce (Information Technology), while not owning Meta (Communication Services) also dampened relative returns. Stock selection in Health Care, including our position in Zoetis and not owning Eli Lilly, further pressured performance versus the Index. Top contributors for the year-to-date period were NVIDIA (Information Technology), Lam Research (Information Technology) and Alphabet (Communication Services). Our underweight to Apple (Information Technology) was the largest contributor to relative
returns year
-to
-date as the stock underperformed during the first quarter when we did not yet own it. Stock selection in Consumer Discretionary, including our position in Chipotle Mexican Grill and not owning Tesla, also benefitted relative performance.
TOP PERFORMANCE CONTRIBUTORS
Apple
designs, manufactures and sells information technology hardware and related services and subscriptions, with the iPhone as the single largest driver of revenue. The high-end smart phone industry is likely to experience outsized growth in coming years and we believe Apple is likely to gain share of the smart phone market over our investment horizon. We initiated a position in June. Following a period of lackluster iPhone volume growth, the stock began to underperform mid-2023, which continued through Spring of 2024, thus our underweight exposure was a tailwind in the period.
NVIDIA
is a leading fabless semiconductor company specializing in the design and marketing of high-performance graphics processing unit (GPU) chipsets and software systems. The stock outperformed on robust data center revenue growth, as well as strength from Enterprise and Consumer Internet customers, highlighting the broadening AI adoption.
TOP PERFORMANCE DETRACTORS
Accenture
is a leading global professional services company. The stock underperformed as conversions slowed and the outlook for near term discretionary activity weakened due to a challenging macro environment for the industry. We believe Accenture is well positioned to take market share from competitors in the fragmented IT services market.
Monster Beverage
develops, markets, sells and distributes energy drinks. Shares lagged as investors awaited the re-launch of Bang, a zero-sugar energy drink brand acquired by Monster in 2023.

We believe Monster has a long runway for growth driven by proven new product innovation and marketing capabilities, as well as its global distribution and scale.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	GROWTH OF $500,000
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Large Cap Growth Fund Class I	20.50%	35.20%	17.08%	16.05%
Russell 1000 ® Index	14.24%	23.88%	14.61%	12.51%
Russell 1000 ® Growth Index	20.70%	33.48%	19.34%	16.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 2,404,288,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 3,934,000
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund St atis tics
Fund net assets (in $000s)	$2,404,288
Number of portfolio holdings	31
Net advisory fees paid (in $000s)	$3,934
Portfolio turnover rate (six months)	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, rep re
senting perc
en
tage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	13.9%
NVIDIA Corp.	10.7%
Alphabet, Inc.	9.7%
Amazon.com, Inc.	8.7%
Apple, Inc.	6.3%
Mastercard, Inc.	4.1%
Intuit, Inc.	2.6%
ServiceNow, Inc.	2.5%
Lam Research Corp.	2.4%
UnitedHealth Group, Inc.	2.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	13.9%
NVIDIA Corp.	10.7%
Alphabet, Inc.	9.7%
Amazon.com, Inc.	8.7%
Apple, Inc.	6.3%
Mastercard, Inc.	4.1%
Intuit, Inc.	2.6%
ServiceNow, Inc.	2.5%
Lam Research Corp.	2.4%
UnitedHealth Group, Inc.	2.4%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair Large Cap Growth Fund Class N
Shareholder Report [Line Items]
Fund Name	William Blair Large Cap Growth Fund
Class Name	Class N
Trading Symbol	LCGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair Large Cap Growth Fund Class N (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Large Cap Growth Fund Class N	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 20.31% (net of fees) for the 6 months ended June 30, 2024. The Fund underperformed its benchmark, the Russell 1000
®
Growth Index (the "Index"), which returned

20.70% and outperformed the Russell 1000
®
Index, a broad measure of market performance, which returned 14.24%.
Relative performance drivers were largely stock-specific in nature. Top detractors in the Fund wer
e Accent
ure (Information Technology), Monster Beverage Corp (Consumer Staples), Mastercard (Financials), and Salesforce (Information Technology), while not owning Meta (Communication Services) also dampened relative returns. Stock selection in Health Care, including our position in Zoetis and not own
ing Eli Lilly, further pressured performance versus the Index. Top contributors for the year-to-date period were NVIDIA (Information Technology), Lam Research (Information Technology) and Alphabet (Communication Services). Our underweight to Apple (Information Technology) was the largest contributor to relative returns year-to-date as the stock underperformed during the first quarter when we did not yet own it. Stock selection in Consumer Discretionary, including our position in Chipotle Mexican Grill and not owning Tesla, also benefitted relative performance.
TOP PERFORMANCE CONTRIBUTORS
Apple
designs, manufactures and sells information technology hardware and related services and subscriptions, with the iPhone as the single largest driver of revenue. The high-end smart phone industry is likely to experience outsized growth in coming years and we believe Apple is likely to gain share of the smart phone market over our investment horizon. We initiated a position in June. Following a period of lackluster iPhone volume growth, the stock began to underperform mid-2023, which continued through Spring of 2024, thus our underweight exposure was a tailwind in the period.
NVIDIA
is a leading fabless semiconductor company specializing in the design and marketing of high-performance graphics processing unit (GPU) chipsets and software systems. The stock outperformed on robust data center revenue growth, as well as strength from Enterprise and Consumer Internet customers, highlighting the broadening AI adoption.
TOP PERFORMANCE DETRACTORS
Accenture
is a leading global professional services company. The stock underperformed as conversions slowed and the outlook for near term discretionary activity weakened due to a challenging macro environment for the industry. We believe Accenture is well positioned to take market share from competitors in the fragmented IT services market.
Monster Beverage
develops, markets, sells and distributes energy drinks. Shares lagged as investors awaited the re-launch of Bang, a zero-sugar energy drink brand acquired by Monster in 2023.

We believe Monster has a long runway for growth driven by proven new product innovation and marketing capabilities, as well as its global distribution and scale.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	GROWTH OF $10,000
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Large Cap Growth Fund Class N	20.31%	34.88%	16.78%	15.75%
Russell 1000® Index	14.24%	23.88%	14.61%	12.51%
Russell 1000® Growth Index	20.70%	33.48%	19.34%	16.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 2,404,288,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 418,000
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund St atistics
Fund net assets (in $000s)	$2,404,288
Number of portfolio holdings	31
Net advisory fees paid (in $000s)	$418
Portfolio turnover rate (six months)	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representi ng perc
entage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	13.9%
NVIDIA Corp.	10.7%
Alphabet, Inc.	9.7%
Amazon.com, Inc.	8.7%
Apple, Inc.	6.3%
Mastercard, Inc.	4.1%
Intuit, Inc.	2.6%
ServiceNow, Inc.	2.5%
Lam Research Corp.	2.4%
UnitedHealth Group, Inc.	2.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	13.9%
NVIDIA Corp.	10.7%
Alphabet, Inc.	9.7%
Amazon.com, Inc.	8.7%
Apple, Inc.	6.3%
Mastercard, Inc.	4.1%
Intuit, Inc.	2.6%
ServiceNow, Inc.	2.5%
Lam Research Corp.	2.4%
UnitedHealth Group, Inc.	2.4%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair Large Cap Growth Fund Class R6
Shareholder Report [Line Items]
Fund Name	William Blair Large Cap Growth Fund
Class Name	Class R6
Trading Symbol	LCGJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair Large Cap Growth Fund Class R6 (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Large Cap Growth Fund Class R6	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 20.50% (net of fees) for the 6 months ended June 3
0, 2
024. The Fund underperformed i
ts bench
mark, the Russell 1000
®
Growth Index (the "Index"), which returned

20.70% and outperformed the Russell 1000
®
Index, a broad measure of market performance, which returned 14.24%.
Relative performance drivers were largely stock-specific in nature. Top detractors in the Fund were Accenture (Information Technology), Monster Beverage Corp (Consumer Staples), Mastercard (Financials), and Salesforce (Information Technology), while not owning Meta (Communication Services) also dampened relative returns. Stock selection in Health Care, including our position in Zoetis and not owning Eli Lilly, further pressured performance versus the Index. Top contributors for the year-to-date period were NVIDIA (Information Technology), Lam Research (Information Technology) and Alphabet (Communication Services). Our underweight to Apple (Information Technology) was the largest contributor to relative returns year-to-date as the stock underperformed during the first quarter when we did not yet own it. Stock selection in Consumer Discretionary, including our position in Chipotle Mexican Grill and not owning Tesla, also benefitted relative performance.
TOP PERFORMANCE CONTRIBUTORS
Apple
designs, manufactures and sells information technology hardware and related services and subscriptions, with the iPhone as the single largest driver of revenue. The high-end smart phone industry is likely to experience outsized growth in coming years and we believe Apple is likely to gain share of the smart phone market over our investment horizon. We initiated a position in June. Following a period of lackluster iPhone volume growth, the stock began to underperform mid-2023, which continued through Spring of 2024, thus our underweight exposure was a tailwind in the period.
NVIDIA
is a leading fabless semiconductor company specializing in the design and marketing of high-performance graphics processing unit (GPU) chipsets and software systems. The stock outperformed on robust data center revenue growth, as well as strength from Enterprise and Consumer Internet customers, highlighting the broadening AI adoption.
TOP PERFORMANCE DETRACTORS
Accenture
is a leading global professional services company. The stock underperformed as conversions slowed and the outlook for near term discretionary activity weakened due to a challenging macro environment for the industry. We believe Accenture is well positioned to take market share from competitors in the fragmented IT services market.
Monster Beverage
develops, markets, sells and distributes energy drinks. Shares lagged as investors awaited the re-launch of Bang, a zero-sugar energy drink brand acquired by Monster in 2023.

We believe Monster has a long runway for growth driven by proven new product innovation and marketing capabilities, as well as its global distribution and scale.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	GROWTH OF $1,000,000
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	5 Years	Since Inception
Large Cap Growth Fund Class R6	20.50%	35.32%	17.13%	17.44%
Russell 1000® Index	14.24%	23.88%	14.61%	14.31%
Russell 1000® Growth Index	20.70%	33.48%	19.34%	18.86%

Performance Inception Date	May 02, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 2,404,288,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 1,168,000
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Sta ti stics
Fund net assets (in $000s)	$ 2,404,288
Number of portfolio holdings	31
Net advisory fees paid (in $000s)	$1,168
Portfolio turnover rate (six months)	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representin
g p
ercentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	13.9%
NVIDIA Corp.	10.7%
Alphabet, Inc.	9.7%
Amazon.com, Inc.	8.7%
Apple, Inc.	6.3%
Mastercard, Inc.	4.1%
Intuit, Inc.	2.6%
ServiceNow, Inc.	2.5%
Lam Research Corp.	2.4%
UnitedHealth Group, Inc.	2.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	13.9%
NVIDIA Corp.	10.7%
Alphabet, Inc.	9.7%
Amazon.com, Inc.	8.7%
Apple, Inc.	6.3%
Mastercard, Inc.	4.1%
Intuit, Inc.	2.6%
ServiceNow, Inc.	2.5%
Lam Research Corp.	2.4%
UnitedHealth Group, Inc.	2.4%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair Mid Cap Value Fund Class I
Shareholder Report [Line Items]
Fund Name	William Blair Mid Cap Value Fund
Class Name	Class I
Trading Symbol	WVMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair Mid Cap Value Fund Class I (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com.
Expenses [Text Block]	What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Mid Cap Value Fund Class I	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 1.66% (net of fees) for the 6 months ended Jun
e
30, 2024. The Fund underperformed its benchmark, the Russell Midcap
®
Value Index, which returned 4.54% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 13.56%.
The Fund’s underperformance versus its benchmark was driven by negative stock selection in the Industrials, Materials, and Utilities sectors. While the Fund suffered from negative stock selection, the Fund was positively impacted due to a relative outperformance by the Fund’s holdings in the Financials, Consumer Staples, and Health Care sectors.
TOP PERFORMANCE CONTRIBUTORS
Flex
operates as an electronics manufacturing services company, which designs and develops original design manufacturing products for aerospace & defense, cloud, digital health, lighting, housing, energy, industrial, and communication industries. Flex recently reported strong financial metrics including earnings, revenues, and operating income compared to consensus estimates.
Ralph Lauren
designs clothing and accessories, operating in the men’s, women’s, children’s apparel, accessories, fragrances, and home furnishing segments. Ralph Lauren’s increased marketing spend has been able to attract a younger demographic and boost same store sales.
Diamondback Energy
operates as an independent oil and natural gas company, which focuses on the acquisition, development, exploration, and exploitation of unconventional, onshore oil, and natural gas reserves in the Permian Basin in West Texas. During the period, the company slightly missed on production estimates, but beat capital expenditure and free cash flow estimates.
TOP PERFORMANCE DETRACTORS
Brunswick
manufactures recreational marine products and provides outboard, stem-drive, inboard engines, as well as controls, rigging, and propellers. Despite strong operation of the business, consumer weakness and lower discretionary spend on recreational products has hurt Brunswick’s Navico and engine products & accessories business segments.
Envista Holdings
is the second largest provider of dental products in the world. A soft quarter stemmed from continued weakness in the dental markets, particularly at the high-end.
Global Payments
engages in the provision of payment technology and software solu tio
ns and operates through the merchant and issuer solutions segments. Even though the company’s merchant solutions business saw organic growth during the period, the segment’s margins were not able to keep pace. Management’s guidance of a flat margins in the upcoming quarter was a disappointment to investors, who expected quicker margin improvement.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	GROWTH OF $500,000
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	Since Inception
Mid Cap Value Fund Class I	1.66%	8.70%	2.94%
Russell 3000® Index	13.56%	23.13%	12.09%
Russell Midcap ® Value Index	4.54%	11.98%	4.52%

Performance Inception Date	Mar. 16, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 1,614,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$1,614
Number of portfolio holdings	59
Net advisory fees paid (in $000s)	$0
Portfolio turnover rate (six months)	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund,
represe
nting percentage of the total net assets of the Fund.
Top Ten Holdings
Qorvo, Inc.	2.1%
Willis Towers Watson PLC	2.1%
Ingredion, Inc.	2.1%
Timken Co.	2.0%
KKR & Co., Inc.	2.0%
U.S. Foods Holding Corp.	1.9%
Axalta Coating Systems Ltd.	1.9%
NiSource, Inc.	1.9%
Diamondback Energy, Inc.	1.9%
Teleflex, Inc.	1.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Qorvo, Inc.	2.1%
Willis Towers Watson PLC	2.1%
Ingredion, Inc.	2.1%
Timken Co.	2.0%
KKR & Co., Inc.	2.0%
U.S. Foods Holding Corp.	1.9%
Axalta Coating Systems Ltd.	1.9%
NiSource, Inc.	1.9%
Diamondback Energy, Inc.	1.9%
Teleflex, Inc.	1.9%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair Mid Cap Value Fund Class R6
Shareholder Report [Line Items]
Fund Name	William Blair Mid Cap Value Fund
Class Name	Class R6
Trading Symbol	WVMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair Mid Cap Value Fund Class R6 (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Mid Cap Value Fund Class R6	$ 35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
The Fund’s underperformance versus its benchmark was driven by negative stock selection in the Industrials, Materials, and Utilities sectors. While the Fund suffered from negative stock selection, the Fund was positively impacted due to a relative outperformance by the Fund’s holdings in the Financials, Consumer Staples, and Health Care sectors.
TOP PERFORMANCE CONTRIBUTORS
Flex
operates as an electronics manufacturing services company, which designs and develops original design manufacturing products for aerospace & defense, cloud, digital health, lighting, housing, energy, industrial, and communication industries. Flex recently reported strong financial metrics including earnings, revenues, and operating income compared to consensus estimates.
Ralph Lauren
designs clothing and accessories, operating in the men’s, women’s, children’s apparel, accessories, fragrances, and home furnishing segments. Ralph Lauren’s increased marketing spend has been able to attract a younger demographic and boost same store sales.
Diamondback Energy
operates as an independent oil and natural gas company, which focuses on the acquisition, development, exploration, and exploitation of unconventional, onshore oil, and natural gas reserves in the Permian Basin in West Texas. During the period, the company slightly missed on production estimates, but beat capital expenditure and free cash flow estimates.
TOP PERFORMANCE DETRACTORS
Brunswick
manufactures recreational marine products and provides outboard, stem-drive, inboard engines, as well as controls, rigging, and propellers. Despite strong operation of the business, consumer weakness and lower discretionary spend on recreational products has hurt Brunswick’s Navico and engine products & accessories business segments.
Envista Holdings
is the second largest provider of dental products in the world. A soft quarter stemmed from continued weakness in the dental markets, particularly at the high-end.
Global Payments
engages in the provision of payment technology and software solutions and operates through the merchant and issuer solutions segments. Even though the company’s merchant solutions business saw organic growth during the period, the segment’s margins were not able to keep pace. Management’s guidance of a flat margins in the upcoming quarter was a disappointment to investors, who expected quicker margin improvement.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	GROWTH OF $1,000,000
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	Since Inception
Mid Cap Value Fund Class R6	1.66%	8.75%	2.97%
Russell 3000® Index	13.56%	23.13%	12.09%
Russell Midcap® Value Index	4.54%	11.98%	4.52%

Performance Inception Date	Mar. 16, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 1,614,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 1,614
Number of portfolio holdings	59
Net advisory fees paid (in $000s)	$0
Portfolio turnover rate (six months)	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup
of
the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Qorvo, Inc.	2.1%
Willis Towers Watson PLC	2.1%
Ingredion, Inc.	2.1%
Timken Co.	2.0%
KKR & Co., Inc.	2.0%
U.S. Foods Holding Corp.	1.9%
Axalta Coating Systems Ltd.	1.9%
NiSource, Inc.	1.9%
Diamondback Energy, Inc.	1.9%
Teleflex, Inc.	1.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Qorvo, Inc.	2.1%
Willis Towers Watson PLC	2.1%
Ingredion, Inc.	2.1%
Timken Co.	2.0%
KKR & Co., Inc.	2.0%
U.S. Foods Holding Corp.	1.9%
Axalta Coating Systems Ltd.	1.9%
NiSource, Inc.	1.9%
Diamondback Energy, Inc.	1.9%
Teleflex, Inc.	1.9%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair Small-Mid Cap Core Fund Class I
Shareholder Report [Line Items]
Fund Name	William Blair Small-Mid CapCore Fund
Class Name	Class I
Trading Symbol	WBCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair Small-Mid Cap Core Fund Class I (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the l
as
t six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Core Fund Class I	$ 48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 0.07% (net of fees) for the 6 months ended June 30, 2024. The Fund underperformed its benchmark, the Russell 2500™ Index, which returned 2.35% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 13.56%.
Relative performance of the Fund was driven by stock specific dynamics. From a sector perspective, stock selection within Energy, including our position in New Fortress Energy, and Health Care, detracted from relative performance.

Other individual detractors included Mercury Systems (Industrials), Columbia Banking System (Financials), National Vision Holdings (Consumer Discretionary) and Pool Corp. (Consumer Discretionary). Not owning Super Micro Computer (Information Technology) also detracted from relative performance. Positive stock selection in Financials, including our position in Baldwin Insurance Group, contributed to relative performance. Other top individual contributors included Primo Water (Consumer Staples), Sylvamo (Materials), BWX Technologies (Industrials) and Encompass Health (Health Care).

TOP PERFORMANCE CONTRIBUTORS
Baldwin Insurance
is an independent insurance agent/broker and managing general agent/underwriter. The company strategy is to be the buyer of choice for more entrepreneurial, faster growing insurance brokers with a focus on the U.S. market.

The company reported better than expected revenue and earnings results during the period, driven by strong organic growth across business segments including new client growth and better-than-expected margin improvement.
Primo Water
is a leading provider of multi-gallon purified bottled water, self-service refill water and water dispensers sold throughout North America.

Shares advanced as the company reported better than expected top and bottom-line results, driven by strong organic growth and margin expansion across all segments. Additionally, there is optimism around the potential for an improved growth profile under the leadership of the company’s recently appointed CEO, as well as the divestiture of its international business.
TOP PERFORMANCE DETRACTORS
New Fortress Energy
develops, finances and constructs liquified natural gas (“LNG”) assets and related infrastructure.

The company brings low-cost U.S. natural gas to foreign markets through LNG and in some cases owns the power generation assets in those foreign countries. The company reported solid earnings driven by downstream operating results.

However, first LNG deliveries from one of the company’s projects was delayed and the corresponding cash flow pushed out.
Mercury Systems
is a provider of sensor processing subsystems.

The stock underperformed as a number of development programs experienced a shared operational issue that caused cost overruns.

As these projects continue to transition to the production phase, and the business mix between production and development normalizes, we would expect margin improvement, positive cash flows and organic growth to follow.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	GROWTH OF $500,000
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	Since Inception
Small-Mid Cap Core Fund Class I	0.07%	4.88%	9.41%
Russell 3000® Index	13.56%	23.13%	14.65%
Russell 2500™ Index	2.35%	10.47%	9.06%

Performance Inception Date	Oct. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 197,484,000
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 374,000
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 197,484
Number of portfolio holdings	88
Net advisory fees paid (in $000s)	$374
Portfolio turnover rate (six months)	29%

Holdings [Text Block]
Graphical Representation of H
olding
s
The tables below show the investment makeup of the Fund, representing percentage of th
e tota
l net assets of the Fund.
Top Ten Holdings
BWX Technologies, Inc.	2.4%
Baldwin Insurance Group, Inc.	2.3%
Everest Group Ltd.	2.1%
Western Alliance Bancorp	2.0%
Bright Horizons Family Solutions, Inc.	1.9%
Carlyle Group, Inc.	1.9%
Casella Waste Systems, Inc.	1.9%
Garrett Motion, Inc.	1.7%
East West Bancorp, Inc.	1.7%
ACV Auctions, Inc.	1.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
BWX Technologies, Inc.	2.4%
Baldwin Insurance Group, Inc.	2.3%
Everest Group Ltd.	2.1%
Western Alliance Bancorp	2.0%
Bright Horizons Family Solutions, Inc.	1.9%
Carlyle Group, Inc.	1.9%
Casella Waste Systems, Inc.	1.9%
Garrett Motion, Inc.	1.7%
East West Bancorp, Inc.	1.7%
ACV Auctions, Inc.	1.6%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
Small-Mid Cap Core Fund Class R6 [Member]
Shareholder Report [Line Items]
Fund Name	William Blair Small-Mid CapCore Fund
Class Name	Class R6
Trading Symbol	WBCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair Small-Mid Cap Core Fund Class R6 (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Core Fund Class R6	$ 45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 0.13% (net of fees) for the 6 mon
th
s ended June 30, 2024. The Fund underperformed its benchmark, the Russell 2500™ Index, which returned 2.35% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 13.56%.
Relative performance of the Fund was driven by stock specific dynamics. From a sector perspective, stock selection within Energy, including our position in New Fortress Energy, and Health Care, detracted from relative performance.

Other individual detractors included Mercury Systems (Industrials), Columbia Banking System (Financials), National Vision Holdings (Consumer Discretionary) and Pool Corp. (Consumer Discretionary). Not owning Super Micro Computer (Information Technology) also detracted from relative performance. Positive stock selection in Financials, including our position in Baldwin Insurance Group, contributed to relative performance. Other top individual contributors included Primo Water (Consumer Staples), Sylvamo (Materials), BWX Technologies (Industrials) and Encompass Health (Health Care).

TOP PERFORMANCE CONTRIBUTORS
Baldwin Insurance
is an independent insurance agent/broker and managing general agent/underwriter. The company strategy is to be the buyer of choice for more entrepreneurial, faster growing insurance brokers with a focus on the U.S. market.

The company reported better than expected revenue and earnings results during the period, driven by strong organic growth across business segments including new client growth and better-than-expected margin improvement.
Primo Water
is a leading provider of multi-gallon purified bottled water, self-service refill water and water dispensers sold throughout North America.

Shares advanced as the company reported better than expected top and bottom-line results, driven by strong organic growth and margin expansion across all segments. Additionally, there is optimism around the potential for an improved growth profile under the leadership of the company’s recently appointed CEO, as well as the divestiture of its international business.
TOP PERFORMANCE DETRACTORS
New Fortress Energy
develops, finances and constructs liquified natural gas (“LNG”) assets and related infrastructure.

The company brings low-cost U.S. natural gas to foreign markets through LNG and in some cases owns the power generation assets in those foreign countries. The company reported solid earnings driven by downstream operating results.

However, first LNG deliveries from one of the company’s projects was delayed and the corresponding cash flow pushed out.
Mercury Systems
is a provider of sensor processing subsystems.

The stock underperformed as a number of development programs experienced a shared operational issue that caused cost overruns.

As these projects continue to transition to the production phase, and the business mix between production and development normalizes, we would expect margin improvement, positive cash flows and organic growth to follow.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	GROWTH OF $1,000,000
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	Since Inception
Small-Mid Cap Core Fund Class R6	0.13%	4.92%	9.46%
Russell 3000® Index	13.56%	23.13%	14.65%
Russell 2500™ Index	2.35%	10.47%	9.06%

Performance Inception Date	Oct. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 197,484,000
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 374,000
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 197,484
Number of portfolio holdings	88
Net advisory fees paid (in $000s)	$374
Portfolio turnover rate (six months)	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment ma
keup o
f the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
BWX Technologies, Inc.	2.4%
Baldwin Insurance Group, Inc.	2.3%
Everest Group Ltd.	2.1%
Western Alliance Bancorp	2.0%
Bright Horizons Family Solutions, Inc.	1.9%
Carlyle Group, Inc.	1.9%
Casella Waste Systems, Inc.	1.9%
Garrett Motion, Inc.	1.7%
East West Bancorp, Inc.	1.7%
ACV Auctions, Inc.	1.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
BWX Technologies, Inc.	2.4%
Baldwin Insurance Group, Inc.	2.3%
Everest Group Ltd.	2.1%
Western Alliance Bancorp	2.0%
Bright Horizons Family Solutions, Inc.	1.9%
Carlyle Group, Inc.	1.9%
Casella Waste Systems, Inc.	1.9%
Garrett Motion, Inc.	1.7%
East West Bancorp, Inc.	1.7%
ACV Auctions, Inc.	1.6%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair Small-Mid CapGrowth Fund Class I
Shareholder Report [Line Items]
Fund Name	William Blair Small-Mid CapGrowth Fund
Class Name	Class I
Trading Symbol	WSMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair Small-Mid Cap Growth Fund Class I (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Growth Fund Class I	$ 50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 1.34% (net of fees) for the 6 months ended June 30, 2024. The Fund underperfo rm
ed its benchmark, the Russell 2500™ Growth Index, which returned 3.93% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 13.56%.
Relative performance of the Fund was driven by stock specific dynamics. From a sector perspective, stock selection in Energy, including our position in New Fortress Energy, and Health Care, including our position in Evolent Health, detracted from relative performance. Other individual detractors included Five Below (Consumer Discretionary), Shoals Technologies Group (Industrials) and Mercury Systems (Industrials). Not owning Microstrategy (Information Technology) and Deckers (Consumer Discretionary) also detracted from relative performance. Positive stock selection in Consumer Staples, including our positions in Freshpet and e.l.f. Beauty, contributed to relative performance. Other top individual contributors included Insmed (Health Care), Super Micro Computer (Information Technology) and Encompass Health (Health Care).
TOP PERFORMANCE
CONTRIBUTORS
Freshpet
is the leading manufacturer of refrigerated fresh pet food with a large share of the category.

The company reported better than expected results, with strong sales growth driven by higher sales volumes.

Gross margins showed substantial improvement year-over-year, attributed to higher capacity utilization, lower input costs and operational improvements.

e.l.f. Beauty
sells premium quality cosmetic and skincare products with broad appeal at accessible price points ($3-15) under the e.l.f., Well People, and Keys Soulcare brands.

The company reported strong financial results with sales exceeding expectations across major categories despite tough comparisons and experienced market share gains across the majority of the top 10 beauty brands on the market.
TOP PERFORMANCE DETRACTORS
New Fortress Energy
develops, finances and constructs liquified natural gas (“LNG”) assets and related infrastructure.

The company brings low-cost U.S. natural gas to foreign markets through LNG and in some cases owns the power generation assets in those foreign countries. The company reported solid results driven by downstream operations during the period.

However, first LNG deliveries from one of the company’s projects was delayed and the corresponding cash flow pushed out.
Five Below
is a U.S. retailer offering on-trend merchandise at extreme value price-points.

Shares were pressured as recent quarterly results were disappointing, with sales, margins, and earnings falling short of expectations.

While total unit growth was strong during the period, same-store sales were negative due to weaker traffic trends.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Small-Mid Cap Growth Fund Class I	1.34%	6.89%	6.82%	10.01%
Russell 3000® Index	13.56%	23.13%	14.14%	12.15%
Russell 2500™ Growth Index	3.93%	9.02%	7.58%	8.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 1,864,134,000
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 5,621,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$1,864,134
Number of portfolio holdings	77
Net advisory fees paid (in $000s)	$5,621
Portfolio turnover rate (six months)	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the F
und
, representing
percentage
of the total net assets of the Fund.
Top Ten
Holdings
BWX Technologies, Inc.	2.6%
e.l.f. Beauty, Inc.	2.5%
Encompass Health Corp.	2.4%
Freshpet, Inc.	2.2%
Carlyle Group, Inc.	2.1%
Chemed Corp.	2.1%
Advanced Drainage Systems, Inc.	2.0%
Tyler Technologies, Inc.	1.9%
Brink's Co.	1.8%
Axon Enterprise, Inc.	1.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten
Holdings
BWX Technologies, Inc.	2.6%
e.l.f. Beauty, Inc.	2.5%
Encompass Health Corp.	2.4%
Freshpet, Inc.	2.2%
Carlyle Group, Inc.	2.1%
Chemed Corp.	2.1%
Advanced Drainage Systems, Inc.	2.0%
Tyler Technologies, Inc.	1.9%
Brink's Co.	1.8%
Axon Enterprise, Inc.	1.8%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair Small-Mid CapGrowth Fund Class N
Shareholder Report [Line Items]
Fund Name	William Blair Small-Mid CapGrowth Fund
Class Name	Class N
Trading Symbol	WSMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair Small-Mid Cap Growth Fund Class N (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information abo ut the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Growth Fund Class N	$ 62	1.24%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 1.20% (net of fees) for the 6 months ended June 30, 2024. The Fund underperformed its benchmark, the Russell 2500™ Growth Index, which returned 3.93% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 13.56%.
Relative performance of the Fund was driven by stock specific dynamics. From a sector perspective, stock selection in Energy, including our position in New Fortress Energy, and Health Care, including our position in Evolent Health, detracted from relative performance. Other individual detractors included Five Below (Consumer Discretionary), Shoals Technologies Group (Industrials) and Mercury Systems (Industrials). Not owning Microstrategy (Information Technology) and Deckers (Consumer Discretionary) also detracted from relative performance. Positive stock selection in Consumer Staples, including our positions in Freshpet and e.l.f. Beauty, contributed to relative performance. Other top individual contributors included Insmed (Health Care), Super Micro Computer (Information Technology) and Encompass Health (Health Care).
TOP PERFORMANCE CONTRIBUTORS
Freshpet
is the leading manufacturer of refrigerated fresh pet food with a large share of the category.

The
company
reported better than expected results, with strong sales growth driven by higher sales volumes.

Gross margins showed substantial improvement year-over-year, attributed to higher capacity utilization, lower input costs and operational improvements.

e.l.f. Beauty
sells premium quality cosmetic and skincare products with broad appeal at accessible price points ($3-15) under the e.l.f., Well People, and Keys Soulcare brands.

The company reported strong financial results with sales exceeding expectations across major categories despite tough comparisons and experienced market share gains across the majority of the top 10 beauty brands on the market.
TOP PERFORMANCE DETRACTORS
New Fortress Energy
develops, finances and constructs liquified natural gas (“LNG”) assets and related infrastructure.

The company brings low-cost U.S. natural gas to foreign markets through LNG and in some cases owns the power generation assets in those foreign countries. The company reported solid results driven by downstream operations during the period.

However, first LNG deliveries from one of the company’s projects was delayed and the corresponding cash flow pushed out.
Five Below
is a U.S. retailer offering on-trend merchandise at extreme value price-points.

Shares were pressured as recent quarterly results were disappointing, with sales, margins, and earnings falling short of expectations.

While total unit growth was strong during the period, same-store sales were negative due to weaker traffic trends.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Small-Mid Cap Growth Fund Class N	1.20%	6.63%	6.55%	9.72%
Russell 3000® Index	13.56%	23.13%	14.14%	12.15%
Russell 2500™ Growth Index	3.93%	9.02%	7.58%	8.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 1,864,134,000
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 409,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 1,864,134
Number of portfolio holdings	77
Net advisory fees paid (in $000s)	$ 409
Portfolio turnover rate (six months)	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten
Holdings
BWX Technologies, Inc.	2.6%
e.l.f. Beauty, Inc.	2.5%
Encompass Health Corp.	2.4%
Freshpet, Inc.	2.2%
Carlyle Group, Inc.	2.1%
Chemed Corp.	2.1%
Advanced Drainage Systems, Inc.	2.0%
Tyler Technologies, Inc.	1.9%
Brink's Co.	1.8%
Axon Enterprise, Inc.	1.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten
Holdings
BWX Technologies, Inc.	2.6%
e.l.f. Beauty, Inc.	2.5%
Encompass Health Corp.	2.4%
Freshpet, Inc.	2.2%
Carlyle Group, Inc.	2.1%
Chemed Corp.	2.1%
Advanced Drainage Systems, Inc.	2.0%
Tyler Technologies, Inc.	1.9%
Brink's Co.	1.8%
Axon Enterprise, Inc.	1.8%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair Small-Mid Cap Growth Fund Class R6
Shareholder Report [Line Items]
Fund Name	William Blair Small-Mid CapGrowth Fund
Class Name	Class R6
Trading Symbol	WSMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair Small-Mid Cap Growth Fund Class R6 (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for
the
last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Growth Fund Class R6	$ 47	0.94%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 1.34% (net of fees) for the 6 months ended Jun
e 3
0, 2024. The Fund underperformed its benchmark, the Russell 2500™ Growth Index, which returned 3.93% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 13.56%.
Relative performance of the Fund was driven by stock specific dynamics. From a sector perspective, stock selection in Energy, including our position in New Fortress Energy, and Health Care, including our position in Evolent Health, detracted from relative performance. Other individual detractors included Five Below (Consumer Discretionary), Shoals Technologies Group (Industrials) and Mercury Systems (Industrials). Not owning Microstrategy (Information Technology) and Deckers (Consumer Discretionary) also detracted from relative performance. Positive stock selection in Consumer Staples, including our positions in Freshpet and e.l.f. Beauty, contributed to relative performance. Other top individual contributors included Insmed (Health Care), Super Micro Computer (Information Technology) and Encompass Health (Health Care).
TOP PERFORMANCE
CONTRIBUTORS
Freshpet
is the leading manufacturer of refrigerated fresh pet food with a large share of the category.

The company reported better than expected results, with strong sales growth driven by higher sales volumes.

Gross margins showed substantial improvement year-over-year, attributed to higher capacity utilization, lower input costs and operational improvements.

e.l.f. Beauty
sells premium quality cosmetic and skincare products with broad appeal at accessible price points ($3-15) under the e.l.f., Well People, and Keys Soulcare brands.

The company reported strong financial results with sales exceeding expectations across major categories despite tough comparisons and experienced market share gains across the majority of the top 10 beauty brands on the market.
TOP PERFORMANCE DETRACTORS
New Fortress Energy
develops, finances and constructs liquified natural gas (“LNG”) assets and related infrastructure.

The company brings low-cost U.S. natural gas to foreign markets through LNG and in some cases owns the power generation assets in those foreign countries. The company reported solid results driven by downstream operations during the period.

However, first LNG deliveries from one of the company’s projects was delayed and the corresponding cash flow pushed out.
Five Below
is a U.S. retailer offering on-trend merchandise at extreme value price-points.

Shares were pressured as recent quarterly results were disappointing, with sales, margins, and earnings falling short of expectations.

While total unit growth was strong during the period, same-store sales were negative due to weaker traffic trends.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	5 Years	Since Inception
Small-Mid Cap Growth Fund Class R6	1.34%	6.90%	6.87%	7.24%
Russell 3000® Index	13.56%	23.13%	14.14%	13.84%
Russell 2500™ Growth Index	3.93%	9.02%	7.58%	7.70%

Performance Inception Date	May 02, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 1,864,134,000
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,941,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$1,864,134
Number of portfolio holdings	77
Net advisory fees paid (in $000s)	$1,941
Portfolio turnover rate (six months)	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
BWX Technologies, Inc.	2.6%
e.l.f. Beauty, Inc.	2.5%
Encompass Health Corp.	2.4%
Freshpet, Inc.	2.2%
Carlyle Group, Inc.	2.1%
Chemed Corp.	2.1%
Advanced Drainage Systems, Inc.	2.0%
Tyler Technologies, Inc.	1.9%
Brink's Co.	1.8%
Axon Enterprise, Inc.	1.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
BWX Technologies, Inc.	2.6%
e.l.f. Beauty, Inc.	2.5%
Encompass Health Corp.	2.4%
Freshpet, Inc.	2.2%
Carlyle Group, Inc.	2.1%
Chemed Corp.	2.1%
Advanced Drainage Systems, Inc.	2.0%
Tyler Technologies, Inc.	1.9%
Brink's Co.	1.8%
Axon Enterprise, Inc.	1.8%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair Small-Mid CapValue Fund CLASS I [Member]
Shareholder Report [Line Items]
Fund Name	William Blair Small-Mid CapValue Fund
Class Name	Class I
Trading Symbol	ISMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair Small-Mid Cap Value Fund Class I (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Value Fund Class I	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned -0.75% (net of fees) for the 6 months ended June 30,
2024
. The Fund underperformed its benchmark, the Russell 2500
®
Value Index, which returned 1.50% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 13.56%.
The Fund’s underperformance versus its benchmark was primarily driven by poor stock selection in the Consumer Discretionary, Materials, and Industrials sectors. Despite negative performance, the Fund had a positive all oc
ation effect in 9 of the 11 Global Industry Classification Standard economic sectors during the period. Specifically, the Fund benefited from an overweight position to the Industrials and Information Technology sectors and an underweight position to the Financials and Communications Services sectors.
TOP PERFORMANCE CONTRIBUTORS
Expro’s
subsidiaries provide energy services, with an extensive portfolio of capabilities that spans well construction, well flow management, subsea well access and well intervention and integrity solutions. The company has recovered from prior one-off delays.
Ralph Lauren
designs clothing and accessories, operating in the men’s, women’s, children’s apparel, accessories, fragrances, and home furnishing segments. Ralph Lauren’s increased marketing spend has been able to attract a younger demographic and boost same store sales.
Encompass Health
provides inpatient rehabilitative healthcare services, and operates inpatient rehabilitation hospitals, outpatient rehabilitation satellites, and home health agencies. Encompass reported another top and bottom-line earnings beat, which drove much of the performance.
TOP PERFORMANCE DETRACTORS
QuidelOrtho
is a diagnostics company with offerings across various settings including labs, transfusion medicine, point of care, and molecular diagnostics. Despite a slight earnings beat in the company’s most recent quarter, QuidelOrtho struggled with performance during the period.
Bloomin’ Brands
owns and operates a chain of casual dining restaurants. Even after reaffirming guidance for the year and increased strength in their Carrabba’s and Outback restaurants, Bloomin’s shares suffered large losses during the period. Weak traffic and same stores sales growth has been under pressure, as the strength of the lower-end consumer remains in question.
Cracker Barrel Old Country Store
owns and operates restaurants, which serve various southern-style breakfast, lunch, and dinner dishes. Cracker Barrel came under pressure as traffic remains below pre-pandemic levels at their locations, which has forced management to lower revenue guidance for 2024. The company’s investments in technology and advertising, coupled with stress on the lower-end consumer have been major headwinds for the stock throughout the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	Since Inception
Small-Mid Cap Value Fund Class I	(0.75)%	5.65%
Russell 3000® Index	13.56%	25.21%
Russell 2500 ® Value Index	1.50%	12.22%

Performance Inception Date	Aug. 17, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 2,690,000,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$2,690
Number of portfolio holdings	86
Net advisory fees paid (in $000s)	$0
Portfolio turnover rate (six months)	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund,
representing
percentage of the total
net
assets of the Fund.
Top Ten Holdings
Taylor Morrison Home Corp.	1.6%
ABM Industries, Inc.	1.6%
Qorvo, Inc.	1.5%
Ingredion, Inc.	1.5%
Commercial Metals Co.	1.5%
Tecnoglass, Inc.	1.5%
Healthpeak Properties, Inc.	1.4%
Avnet, Inc.	1.4%
SM Energy Co.	1.4%
U.S. Foods Holding Corp.	1.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taylor Morrison Home Corp.	1.6%
ABM Industries, Inc.	1.6%
Qorvo, Inc.	1.5%
Ingredion, Inc.	1.5%
Commercial Metals Co.	1.5%
Tecnoglass, Inc.	1.5%
Healthpeak Properties, Inc.	1.4%
Avnet, Inc.	1.4%
SM Energy Co.	1.4%
U.S. Foods Holding Corp.	1.4%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair Small-Mid Cap Value Fund Class R6 [Member]
Shareholder Report [Line Items]
Fund Name	William Blair Small-Mid CapValue Fund
Class Name	Class R6
Trading Symbol	RSMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair Small-Mid Cap Value Fund Class R6 (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Value Fund Class R6	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned -0.75% (net of fees) for the 6 months ended June 30, 2024. The Fund underperformed its be nch
mark, the Russell 2500
®
Value Index, which returned 1.50% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 13.56%.
The Fund’s underperformance versus its benchmark was primarily driven by poor stock selection in the Consumer Discretionary, Materials, and Industrials sectors. Despite negative performance, the Fund had a positive allocation effect in 9 of the 11 Global Industry Classification Standard economic sectors during the period. Specifically, the Fund benefited from an overweight position to the Industrials and Information Technology sectors and an underweight position to the Financials and Communications Services sectors.
TOP PERFORMANCE CONTRIBUTORS
Expro’s
subsidiaries provide energy services, with an extensive portfolio of capabilities that spans well construction, well flow management, subsea well access and well intervention and integrity solutions. The company has recovered from prior one-off delays.
Ralph Lauren
designs clothing and accessories, operating in the men’s, women’s, children’s apparel, accessories, fragrances, and home furnishing segments. Ralph Lauren’s increased marketing spend has been able to attract a younger demographic and boost same store sales.
Encompass Health
provides inpatient rehabilitative healthcare services, and operates inpatient rehabilitation hospitals, outpatient rehabilitation satellites, and home health agencies. Encompass reported another top and bottom-line earnings beat, which drove much of the performance.
TOP PERFORMANCE
DETRACTORS
QuidelOrtho
is a diagnostics company with offerings across various settings including labs, transfusion medicine, point of care, and molecular diagnostics. Despite a slight earnings beat in the company’s most recent quarter, QuidelOrtho struggled with performance during the period.
Bloomin’ Brands
owns and operates a chain of casual dining restaurants. Even after reaffirming guidance for the year and increased strength in their Carrabba’s and Outback restaurants, Bloomin’s shares suffered large losses during the period. Weak traffic and same stores sales growth has been under pressure, as the strength of the lower-end consumer remains in question.
Cracker Barrel Old Country Store
owns and operates restaurants, which serve various southern-style breakfast, lunch, and dinner dishes. Cracker Barrel came under pressure as traffic remains below pre-pandemic levels at their locations, which has forced management to lower revenue guidance for 2024. The company’s investments in technology and advertising, coupled with stress on the lower-end consumer have been major headwinds for the stock throughout the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	Since Inception
Small-Mid Cap Value Fund Class R6	(0.75)%	5.70%
Russell 3000® Index	13.56%	25.21%
Russell 2500® Value Index	1.50%	12.22%

Performance Inception Date	Aug. 17, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 2,690,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$2,690
Number of portfolio holdings	86
Net advisory fees paid (in $000s)	$0
Portfolio turnover rate (six months)	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage
of the total net assets of the Fund.
Top Ten Holdings
Taylor Morrison Home Corp.	1.6%
ABM Industries, Inc.	1.6%
Qorvo, Inc.	1.5%
Ingredion, Inc.	1.5%
Commercial Metals Co.	1.5%
Tecnoglass, Inc.	1.5%
Healthpeak Properties, Inc.	1.4%
Avnet, Inc.	1.4%
SM Energy Co.	1.4%
U.S. Foods Holding Corp.	1.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taylor Morrison Home Corp.	1.6%
ABM Industries, Inc.	1.6%
Qorvo, Inc.	1.5%
Ingredion, Inc.	1.5%
Commercial Metals Co.	1.5%
Tecnoglass, Inc.	1.5%
Healthpeak Properties, Inc.	1.4%
Avnet, Inc.	1.4%
SM Energy Co.	1.4%
U.S. Foods Holding Corp.	1.4%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
C000023541 [Member]
Shareholder Report [Line Items]
Fund Name	William Blair Small Cap Growth Fund
Class Name	Class I
Trading Symbol	WBSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair Small Cap Growth Fund Class I (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblair funds .com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Growth Fund Class I	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 7.84% (net of fees) for the 6 months ended June 30, 2024. The Fund outperformed its benchmark, the Russell 2000
®
Growth Index, which returned 4.44% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 13.56%.
Outperformance was attributable to stock specific dynamics. The portfolio benefited from strong selection in Consumer Staples, including our positions in Vital Farms and e.l.f. Beauty, and Health Care, including our positions in Insmed and Encompass Health. Our position in Sylvamo (Materials) also contributed positively to performance. Top detractors year-to-date included New Fortress Energy (Energy), Inspire Medical (Health Care) Amicus Therapeutics (Health Care) and Treace Medical Concepts (Health Care). Industrials stock selection, including our position in Shoals Technologies Group, as well as not owning MicroStrategy (Information Technology), dampened relative results. From a style perspective, stocks with strong price momentum generally outperformed in the period which was a modest headwind to relative performance given our typical below-benchmark exposure to momentum.
TOP PERFORMANCE CONTRIBUTORS
Vital Farms
is the leader in the U.S. pasture-raised egg market. During the period, Vital Farms reported
strong sales growth driven by a combination of volume and pricing as well as materially higher than expected earnings. We continue to believe Vital Farms will be a significant beneficiary as the broader egg industry evolves to cage-free production and Vital further builds out their farmer network.
Insmed
is a commercial stage biopharmaceutical company focusing on rare/orphan diseases. Insmed’s commercial drug, Arikayce, targets refractory non-tuberculous mycobacterium lung disease, with intellectual property protection through 2035 and no current competition in active development. The company announced positive results from its ASPEN Phase 3 study of brensocatib in non-cystic fibrosis bronchiectasis that demonstrated strong results. Insmed expects to file for commercial approval in late 2024 and is anticipating a commercial launch by mid-2025.
TOP PERFORMANCE DETRACTORS
New Fortress Energy
develops, finances and constructs liquified natural gas (“LNG”) assets and related infrastructure. While the company reported solid earnings results, first LNG deliveries from one of the company’s projects was delayed and the corresponding cash flow pushed out. We continue to believe New Fortress is entering a phase where capital spending should trend lower, driving attractive returns through capital deployment and new projects.
Shoals Technologies
provides electrical balance of system solutions for solar projects and electrical vehicle charging networks. During the period, the company reported revenue results that were below expectations and lowered 2024 guidance due to industry-wide project delays resulting from customer supply chain challenges.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Small Cap Growth Fund Class I	7.84%	12.73%	9.76%	10.61%
Russell 3000® Index	13.56%	23.13%	14.14%	12.15%
Russell 2000® Growth Index	4.44%	9.14%	6.17%	7.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 822,617,000
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 1,860,000
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$822,617
Number of portfolio holdings	91
Net advisory fees paid (in $000s)	$1,860
Portfolio turnover rate (six months)	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total
net assets of the Fund.
Top Ten Holdings
Casella Waste Systems, Inc.	2.2%
Brink's Co.	2.1%
BWX Technologies, Inc.	2.1%
Insmed, Inc.	1.9%
Verra Mobility Corp.	1.8%
Encompass Health Corp.	1.7%
e.l.f. Beauty, Inc.	1.6%
Guidewire Software, Inc.	1.6%
Skyline Champion Corp.	1.6%
Baldwin Insurance Group, Inc.	1.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Casella Waste Systems, Inc.	2.2%
Brink's Co.	2.1%
BWX Technologies, Inc.	2.1%
Insmed, Inc.	1.9%
Verra Mobility Corp.	1.8%
Encompass Health Corp.	1.7%
e.l.f. Beauty, Inc.	1.6%
Guidewire Software, Inc.	1.6%
Skyline Champion Corp.	1.6%
Baldwin Insurance Group, Inc.	1.6%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair Small Cap Growth Fund Class N
Shareholder Report [Line Items]
Fund Name	William Blair Small Cap Growth Fund
Class Name	Class N
Trading Symbol	WBSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair Small Cap Growth Fund Class N (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Growth Fund Class N	$62	1.24%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 7.71% (net of fees) for the 6 months ended June 30, 2024. The Fund outperformed its benchmark, the Russell 2000
®
Growth Index, which returned 4.44% and underperformed the Russell 3000
®
Index, a broad measure of
market
performance, which returned 13.56%.
Outperformance was attributable to stock specific dynamics. The portfolio benefited from strong selection in Consumer Staples, including our positions in Vital Farms and e.l.f. Beauty, and Health Care, including our positions in Insmed and Encompass Health. Our position in Sylvamo (Materials) also contributed positively to performance. Top detractors year-to-date included New Fortress Energy (Energy), Inspire Medical (Health Care) Amicus Therapeutics (Health Care) and Treace Medical Concepts (Health Care). Industrials stock selection, including our position in Shoals Technologies Group, as well as not owning MicroStrategy (Information Technology), dampened relative results. From a style perspective, stocks with strong price momentum generally outperformed in the period which was a modest headwind to relative performance given our typical below-benchmark exposure to momentum.
TOP PERFORMANCE CONTRIBUTORS
Vital Farms
is the leader in the U.S. pasture-raised egg market. During the period, Vital Farms reported strong sales growth driven by a combination of volume and pricing as well as materially higher than expected earnings. We continue to believe Vital Farms will be a significant beneficiary as the broader egg
industry evolves to cage-free production and Vital further builds out their farmer network.
Insmed
is a commercial stage biopharmaceutical company focusing on rare/orphan diseases. Insmed’s commercial drug, Arikayce, targets refractory non-tuberculous mycobacterium lung disease, with intellectual property protection through 2035 and no current competition in active development. The company announced positive results from its ASPEN Phase 3 study of brensocatib in non-cystic fibrosis bronchiectasis that demonstrated strong results. Insmed expects to file for commercial approval in late 2024 and is anticipating a commercial launch by mid-2025.
TOP PERFORMANCE DETRACTORS
New Fortress Energy
develops, finances and constructs liquified natural gas (“LNG”) assets and related infrastructure. While the company reported solid earnings results, first LNG deliveries from one of the company’s projects was delayed and the corresponding cash flow pushed out. We continue to believe New Fortress is entering a phase where capital spending should trend lower, driving attractive returns through capital deployment and new projects.
Shoals Technologies
provides electrical balance of system solutions for solar projects and electrical vehicle charging networks. During the period, the company reported revenue results that were below expectations and lowered 2024 guidance due to industry-wide project delays resulting from customer supply chain challenges.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Small Cap Growth Fund Class N	7.71%	12.46%	9.48%	10.34%
Russell 3000® Index	13.56%	23.13%	14.14%	12.15%
Russell 2000® Growth Index	4.44%	9.14%	6.17%	7.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 822,617,000
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 491,000
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$822,617
Number of portfolio holdings	91
Net advisory fees paid (in $000s)	$491
Portfolio turnover rate (six months)	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage
of the total net assets of the Fund.
Top Ten Holdings
Casella Waste Systems, Inc.	2.2%
Brink's Co.	2.1%
BWX Technologies, Inc.	2.1%
Insmed, Inc.	1.9%
Verra Mobility Corp.	1.8%
Encompass Health Corp.	1.7%
e.l.f. Beauty, Inc.	1.6%
Guidewire Software, Inc.	1.6%
Skyline Champion Corp.	1.6%
Baldwin Insurance Group, Inc.	1.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Casella Waste Systems, Inc.	2.2%
Brink's Co.	2.1%
BWX Technologies, Inc.	2.1%
Insmed, Inc.	1.9%
Verra Mobility Corp.	1.8%
Encompass Health Corp.	1.7%
e.l.f. Beauty, Inc.	1.6%
Guidewire Software, Inc.	1.6%
Skyline Champion Corp.	1.6%
Baldwin Insurance Group, Inc.	1.6%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair Small Cap Growth Fund Class R6
Shareholder Report [Line Items]
Fund Name	William Blair Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	WBSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair Small Cap Growth Fund Class R6 (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Growth Fund Class R6	$47	0.94%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 7.88% (net of fees) for the 6 months ended June 30, 2024. The Fund outperformed its benchmark, the Russell 2000
®
Growth Index, which returned 4.44% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 13.56%.
Outperformance was attributable to stock specific dynamics. The portfolio benefited from strong selection in Consumer Staples, including our positions in Vital Farms and e.l.f. Beauty, and Health Care, including our positions in Insmed and Encompass Health. Our position in Sylvamo (Materials) also contributed positively to performance. Top detractors year-to-date included New Fortress Energy (Energy), Inspire Medical (Health Care) Amicus Therapeutics (Health Care) and Treace Medical Concepts (Health Care). Industrials
stoc
k selection, including our position in Shoals Technologies Group, as well as not owning MicroStrategy (Information Technology), dampened relative results. From a style perspective, stocks with strong price momentum generally outperformed in the period which was a modest headwind to relative performance given our typical below-benchmark exposure to momentum.
TOP PERFORMANCE CONTRIBUTORS
Vital Farms
is the leader in the U.S. pasture-raised egg market. During the period, Vital Farms reported strong sales growth driven by a combination of volume and pricing as well as materially higher than expected
earnings. We continue to believe Vital Farms will be a significant beneficiary as the broader egg industry evolves to cage-free production and Vital further builds out their farmer network.
Insmed
is a commercial stage biopharmaceutical company focusing on rare/orphan diseases. Insmed’s commercial drug, Arikayce, targets refractory non-tuberculous mycobacterium lung disease, with intellectual property protection through 2035 and no current competition in active development. The company announced positive results from its ASPEN Phase 3 study of brensocatib in non-cystic fibrosis bronchiectasis that demonstrated strong results. Insmed expects to file for commercial approval in late 2024 and is anticipating a commercial launch by mid-2025.
TOP PERFORMANCE DETRACTORS
New Fortress Energy
develops, finances and constructs liquified natural gas (“LNG”) assets and related infrastructure. While the company reported solid earnings results, first LNG deliveries from one of the company’s projects was delayed and the corresponding cash flow pushed out. We continue to believe New Fortress is entering a phase where capital spending should trend lower, driving attractive returns through capital deployment and new projects.
Shoals Technologies
provides electrical balance of system solutions for solar projects and electrical vehicle charging networks. During the period, the company reported revenue results that were below expectations and lowered 2024 guidance due to industry-wide project delays resulting from customer supply chain challenges.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	5 Years	Since Inception
Small Cap Growth Fund Class R6	7.88%	12.82%	9.83%	9.47%
Russell 3000® Index	13.56%	23.13%	14.14%	13.84%
Russell 2000® Growth Index	4.44%	9.14%	6.17%	6.12%

Performance Inception Date	May 02, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 822,617,000
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 851,000
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$822,617
Number of portfolio holdings	91
Net advisory fees paid (in $000s)	$851
Portfolio turnover rate (six months)	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Casella Waste Systems, Inc.	2.2%
Brink's Co.	2.1%
BWX Technologies, Inc.	2.1%
Insmed, Inc.	1.9%
Verra Mobility Corp.	1.8%
Encompass Health Corp.	1.7%
e.l.f. Beauty, Inc.	1.6%
Guidewire Software, Inc.	1.6%
Skyline Champion Corp.	1.6%
Baldwin Insurance Group, Inc.	1.6%
Sector Allocation

Largest Holdings [Text Block]	Top Ten Holdings
Casella Waste Systems, Inc.	2.2%
Brink's Co.	2.1%
BWX Technologies, Inc.	2.1%
Insmed, Inc.	1.9%
Verra Mobility Corp.	1.8%
Encompass Health Corp.	1.7%
e.l.f. Beauty, Inc.	1.6%
Guidewire Software, Inc.	1.6%
Skyline Champion Corp.	1.6%
Baldwin Insurance Group, Inc.	1.6%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair Small Cap Value Fund Class I
Shareholder Report [Line Items]
Fund Name	William Blair Small Cap Value Fund
Class Name	Class I
Trading Symbol	ICSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair Small Cap Value Fund Class I (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Value Fund Class I	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned -1.95% (net of fees) for the 6 months ended June 30, 2024. The Fund underperformed its benchmark, the Russell 2000
®
Value Index, which returned -0.85% and underperformed the Russell 3000
®
Index, a broad measure of mark
et
performance, which returned 13.56%.
The Fund’s underperformance versus its benchmark was driven by poor stock selection in the Consumer Discretionary, Materials, and Industrials sectors. Despite negative performance, the Fund had positive stock selection in 7 of the 11 Global Industry Classification Standard economic sectors during the period. The Fund’s sector allocations were additive to relative performance primarily due to an underweight
position to the Financials sector and an overweight position to the Industrials sector
TOP PERFORMANCE CONTRIBUTORS
Expro’s
subsidiaries provide energy services, with an extensive portfolio of capabilities that spans well construction, well flow management, subsea well access and well intervention and integrity solutions. The company has recovered from prior one-off delays.
Tower Semiconductor
is an independent foundry providing semiconductor integrated circuits manufacturing and related design services. Tower Semiconductor has benefitted from the growing success in their Silicon Photonics business, which has been used in data centers to fuel artificial intelligence.
Granite Construction
 is a heavy civil construction and transportation contractor, which services both the public and private sector. Granite has benefitted from tailwinds related to increased infrastructure spend, as well as “at-risk” projects finally rolling off.
TOP PERFORMANCE DETRACTORS
Ryerson Holding
is the second largest metal service center business in the United States and also operates through a network of roughly 100 locations globally. Ryerson’s weakness in the period was due to a recent earnings miss driven by higher-than-expected costs, attributed to recent University Park, enterprise resource planning initiatives in addition to declining carbon prices throughout the quarter. Inventory build and profit missed also contributed to a cash flow miss during the period.
Titan Machinery
is one of the largest dealers of Case-New Holland agricultural and construction machines and sells new/used equipment, as well as parts and service. Titan’s struggles during the year-to-date period have been due to agriculture spend that is below the 20-year average, which has caused compressed margins.
Bloomin’ Brands
owns and operates a chain of casual dining restaurants. Even after reaffirming guidance for the year and increased strength in their

Carrabba’s and Outback restaurants, Bloomin’s shares suffered large losses during the period. Weak traffic and same stores sales growth has been under pressure, as the strength of the lower-end consumer remains in question.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Small Cap Value Fund Class I	(1.95)%	6.54%	6.69%	7.11%
Russell 3000® Index	13.56%	23.13%	14.14%	12.15%
Russell 2000 ® Value Index	(0.85)%	10.90%	7.07%	6.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 1,315,970,000
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 2,961,000
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$1,315,970
Number of portfolio holdings	110
Net advisory fees paid (in $000s)	$2,961
Portfolio turnover rate (six months)	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Expro Group Holdings NV	1.5%
Verint Systems, Inc.	1.4%
Kite Realty Group Trust	1.3%
Taylor Morrison Home Corp.	1.3%
SM Energy Co.	1.3%
Granite Construction, Inc.	1.3%
John Wiley & Sons, Inc.	1.3%
Tri Pointe Homes, Inc.	1.3%
ABM Industries, Inc.	1.3%
Cal-Maine Foods, Inc.	1.2%
Sector Allocation

Largest Holdings [Text Block]	Top Ten Holdings
Expro Group Holdings NV	1.5%
Verint Systems, Inc.	1.4%
Kite Realty Group Trust	1.3%
Taylor Morrison Home Corp.	1.3%
SM Energy Co.	1.3%
Granite Construction, Inc.	1.3%
John Wiley & Sons, Inc.	1.3%
Tri Pointe Homes, Inc.	1.3%
ABM Industries, Inc.	1.3%
Cal-Maine Foods, Inc.	1.2%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair Small Cap Value Fund Class N
Shareholder Report [Line Items]
Fund Name	William Blair Small Cap Value Fund
Class Name	Class N
Trading Symbol	WBVNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair Small Cap Value Fund Class N (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Value Fund Class N	$58	1.15%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned -2.05% (net of fees) for the 6 months ended June 30, 2024. The Fund u nde
rperformed its benchmark, the Russell 2000
®
Value Index, which returned -0.85% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned
13.56
%.
The Fund’s underperformance versus its benchmark was driven by poor stock selection in the Consumer Discretionary, Materials, and Industrials sectors. Despite negative performance, the Fund had positive stock selection in 7 of the 11 Global Industry Classification Standard economic sectors during the period. The Fund’s sector allocations were additive to relative performance primarily due to an underweight position to the Financials sector and an overweight position to the Industrials sector
TOP PERFORMANCE CONTRIBUTORS
Expro’s
subsidiaries provide energy services, with an extensive portfolio of capabilities that spans well construction, well flow management, subsea well access and well intervention and integrity solutions. The company has recovered from prior one-off delays.
Tower Semiconductor
is an independent foundry providing semiconductor integrated circuits manufacturing and related design services. Tower Semiconductor has benefitted from the growing success in their Silicon Photonics business, which has been used in data centers to fuel artificial intelligence.
Granite Construction
 is a heavy civil construction and transportation contractor, which services both the public and private sector. Granite has benefitted from tailwinds related to increased infrastructure spend, as well as “at-risk” projects finally rolling off.
TOP PERFORMANCE DETRACTORS
Ryerson Holding
is the second largest metal service center business in the United States and also operates through a network of roughly 100 locations globally. Ryerson’s weakness in the period was due to a recent earnings miss driven by higher-than-expected costs, attributed to recent University Park, enterprise resource planning initiatives in addition to declining carbon prices throughout the quarter. Inventory build and profit missed also contributed to a cash flow miss during the period.
Titan Machinery
is one of the largest dealers of Case-New Holland agr
icultu
ral and construction machines and sells new/used equipment, as well as parts and service. Titan’s struggles during the year-to-date period have been due to agriculture spend that is below the 20-year average, which has caused compressed margins.
Bloomin’ Brands
owns and operates a chain of casual dining restaurants. Even after reaffirming guidance for the year and increased strength in their

Carrabba’s and Outback restaurants, Bloomin’s shares suffered large losses during the period. Weak traffic and same stores sales growth has been under pressure, as the strength of the lower-end consumer remains in question.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	Since Inception
Small Cap Value Fund Class N	(2.05)%	6.29%	1.43%
Russell 3000® Index	13.56%	23.13%	8.25%
Russell 2000® Value Index	(0.85)%	10.90%	1.47%

Performance Inception Date	Jul. 17, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 1,315,970,000
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 9,000
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund net assets (in $000s)	$1,315,970
Number of portfolio holdings	110
Net advisory fees paid (in $000s)	$9
Portfolio turnover rate (six months)	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of
the total net assets
of
the Fund.
Top Ten Holdings
Expro Group Holdings NV	1.5%
Verint Systems, Inc.	1.4%
Kite Realty Group Trust	1.3%
Taylor Morrison Home Corp.	1.3%
SM Energy Co.	1.3%
Granite Construction, Inc.	1.3%
John Wiley & Sons, Inc.	1.3%
Tri Pointe Homes, Inc.	1.3%
ABM Industries, Inc.	1.3%
Cal-Maine Foods, Inc.	1.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Expro Group Holdings NV	1.5%
Verint Systems, Inc.	1.4%
Kite Realty Group Trust	1.3%
Taylor Morrison Home Corp.	1.3%
SM Energy Co.	1.3%
Granite Construction, Inc.	1.3%
John Wiley & Sons, Inc.	1.3%
Tri Pointe Homes, Inc.	1.3%
ABM Industries, Inc.	1.3%
Cal-Maine Foods, Inc.	1.2%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair Small Cap Value Fund Class R6
Shareholder Report [Line Items]
Fund Name	William Blair Small Cap Value Fund
Class Name	Class R6
Trading Symbol	WBVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair Small Cap Value Fund Class R6 (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Value Fund Class R6	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned -1.88% (net of fees) for the 6 months ended June 30, 2024. The Fund underperformed its benchmark, the Russell 2000
®
Value Index, which returned -0.85% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned
13.56
%.
The Fund’s underperformance versus its benchmark was driven by poor stock selection in the Co nsu
mer Discretionary, Materials, and Industrials sectors. Despite negative performance, the Fund had positive stock selection in 7 of the 11 Global Industry Classification Standard economic sectors during the period. The Fund’s sector allocations were additive to relative performance primarily due to an underweight position to the Financials sector and an overweight position to the Industrials sector
TOP PERFORMANCE CONTRIBUTORS
Expro’s
subsidiaries provide energy services, with an extensive portfolio of capabilities that spans well construction, well flow management, subsea well access and well intervention and integrity solutions. The company has recovered from prior one-off delays.
Tower Semiconductor
is an independent foundry providing semiconductor integrated circuits manufacturing and related design services. Tower Semiconductor has benefitted from the growing success in their Silicon Photonics business, which has been used in data centers to fuel artificial intelligence.
Granite Construction
 is a heavy civil construction and transportation contractor, which services both the public and private sector. Granite has benefitted from tailwinds related to increased infrastructure spend, as well as “at-risk” projects finally rolling off.
TOP PERFORMANCE DETRACTORS
Ryerson Holding
is the second largest metal service center business in the United States and also operates through a network of roughly 100 locations globally. Ryerson’s weakness in the period was due to a recent earnings miss driven by higher-than-expected costs, attributed to recent University Park, enterprise resource planning initiatives in addition to declining carbon prices throughout the quarter. Inventory build and profit missed also contributed to a cash flow miss during the period.
Titan Machinery
is one of the largest dealers of Case-New Holland agricultural and construction machines and sells new/used equipment, as well as parts and service. Titan’s struggles during the year-to-date period have been due to agriculture spend that is below the 20-year average, which has caused compressed margins.
Bloomin’ Brands
owns and operates a chain of casual dining restaurants. Even after reaffirming guidance for the year and increased strength in their

Carrabba’s and Outback restaurants, Bloomin’s shares suffered large losses during the period. Weak traffic and same stores sales growth has been under pressure, as the strength of the lower-end consumer remains in question.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	Since Inception
Small Cap Value Fund Class R6	(1.88)%	6.64%	1.78%
Russell 3000 ® Index	13.56%	23.13%	8.25%
Russell 2000 ® Value Index	(0.85) %	10.90%	1.47%

Performance Inception Date	Jul. 17, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 1,315,970,000
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 1,861,000
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$1,315,970
Number of portfolio holdings	110
Net advisory fees paid (in $000s)	$1,861
Portfolio turnover rate (six months)	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Expro Group Holdings NV	1.5%
Verint Systems, Inc.	1.4%
Kite Realty Group Trust	1.3%
Taylor Morrison Home Corp.	1.3%
SM Energy Co.	1.3%
Granite Construction, Inc.	1.3%
John Wiley & Sons, Inc.	1.3%
Tri Pointe Homes, Inc.	1.3%
ABM Industries, Inc.	1.3%
Cal-Maine Foods, Inc.	1.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Expro Group Holdings NV	1.5%
Verint Systems, Inc.	1.4%
Kite Realty Group Trust	1.3%
Taylor Morrison Home Corp.	1.3%
SM Energy Co.	1.3%
Granite Construction, Inc.	1.3%
John Wiley & Sons, Inc.	1.3%
Tri Pointe Homes, Inc.	1.3%
ABM Industries, Inc.	1.3%
Cal-Maine Foods, Inc.	1.2%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair Global Leaders Fund Class I
Shareholder Report [Line Items]
Fund Name	William Blair Global Leaders Fund
Class Name	Class I
Trading Symbol	WGFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair Global Leaders Fund Class I (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Global Leaders Fund Class I	$ 45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 8.06% (net of fees) for the 6 months ended June 30, 2024. The Fund underperformed its benchmark, the MSCI All Country World IMI (net), which returned 10.28%. The Fund's benchmark is also a broad measure of market performance.
Relative underperformance was driven by stock selection across sectors and in the United States. Selection in Information Technology (“IT”), Industrials, and Financials were the primary detractors. While the overweight to IT was additive, negative selection was driven by an underweight position in NVIDIA as it was purchased late in the quarter. Within Industrials, Airbus and Old Dominion Freight Line were the primary detractors, while AIA weighed on Financials returns. Partly offsetting underperformance was a combination of sector allocation driven by an overweight to IT and underweight to Consumer Staples and stock selection in Communication Services. Within IT, the overweight to a strong sector and selection outside of the U.S. including positions in TSMC and MediaTek were both additive.
TOP PERFORMANCE CONTRIBUTORS
TSMC
, the world‐leading independent foundry with unique manufacturing capabilities in leading-edge chips, and MediaTek both strengthened on strong fundamental performance. Inventories normalized signaling a cyclical r
e
covery in demand is underway and as cutting-edge technology companies globally outperformed on expectations for AI to drive long-term demand.
MediaTek
is a global leader in wireless integrated circuit design. MediaTek has significantly narrowed the technological gap to Qualcomm and is gaining market share driven by design improvements, competitive cost position, and localization trends.
Meta Platforms
, the leading global social media platform operating Facebook and Instagram, outperformed on strong fundamental results as revenue growth and forward guidance exceeded expectations including significant growth in advertising revenue from China. Additionally, Meta announced its AI roadmap, its first-ever cash dividend expected to be paid out on a quarterly basis going forward, and an increase in share repurchases
TOP PERFORMANCE DETRACTORS
Airbus
underperformed after it informed airlines that delivery of some its planes may be delayed, citing supply chain challenges particularly from engine suppliers. Additionally, the ramp-up in production of the A320 aircraft is likely to be pushed out later than previously communicated for the same reasons. This will mean cutting guidance for this year on earnings and cash flow generation. The company also took a one-time write-down on its space division during the quarter.
Old Dominion
is the second largest less-than-truckload freight carrier in the U.S. The stock was down in April on disappointing near-term operations as trucking volumes failed to point to a recovery in market conditions and lowered growth expectations.
AIA Group
is a leading provider of insurance throughout Asia. The company declined and was exited during the period on mixed earnings results primarily due to challenging market conditions in China, including elevated medical claims, which led to policy price increases and lower investment returns on Chinese government bonds

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Global Leaders Fund Class I	8.06%	12.08%	9.57%	9.00%
MSCI All Country World IMI (net)	10.28%	18.40%	10.36%	8.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 103,624,000
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 245,000
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 103,624
Number of portfolio holdings	68
Net advisory fees paid (in $000s)	$245
Portfolio turnover rate (six months)	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total
net assets
of
the
Fund.
Top Ten Holdings
Microsoft Corp.	6.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Alphabet, Inc.	4.4%
Amazon.com, Inc.	3.5%
Mastercard, Inc.	3.2%
Novo Nordisk AS	3.2%
NVIDIA Corp.	3.1%
Meta Platforms, Inc.	2.7%
Atlas Copco AB	2.1%
ASML Holding NV	2.1%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	6.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Alphabet, Inc.	4.4%
Amazon.com, Inc.	3.5%
Mastercard, Inc.	3.2%
Novo Nordisk AS	3.2%
NVIDIA Corp.	3.1%
Meta Platforms, Inc.	2.7%
Atlas Copco AB	2.1%
ASML Holding NV	2.1%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair Global Leaders Fund Class N
Shareholder Report [Line Items]
Fund Name	William Blair Global Leaders Fund
Class Name	Class N
Trading Symbol	WGGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair Global Leaders Fund Class N (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Global Leaders Fund Class N	$58	1.15%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 7.96% (net of fees) for the 6 months ended June 30, 2024. The Fund underperformed its benchmark, the MSCI All Country World IMI (net), which returned 10.28%. The Fund's benchmark is also a broad measure of market performance.
Relative underperformance was driven by stock selection across sectors and in the United States. Selection in Information Technology (“IT”), Industrials, and Financials were the primary detractors. While the overweight to I
T
was additive, negative selection was driven by an underweight position in NVIDIA as it was purchased late in the quarter. Within Industrials, Airbus and Old Dominion Freight Line were the primary detractors, while AIA weighed on Financials returns. Partly offsetting underperformance was a combination of sector allocation driven by an overweight to IT and underweight to Consumer Staples and stock selection in Communication Services. Within IT, the overweight to a strong sector and selection outside of the U.S. including positions in TSMC and MediaTek were both additive.
TOP PERFORMANCE CONTRIBUTORS
TSMC
, the world‐leading independent foundry with unique manufacturing capabilities in leading-edge chips, and MediaTek both strengthened on strong fundamental performance. Inventories normalized signaling a cyclical recovery in demand is underway and as cutting-edge technology companies globally outperformed on expectations for AI to drive long-term demand.
MediaTek
is a global leader in wireless integrated circuit design. MediaTek has significantly narrowed the technological gap to Qualcomm and is gaining market share driven by design improvements, competitive cost position, and localization trends.
Meta Platforms
, the leading global social media platform operating Facebook and Instagram, outperformed on strong fundamental results as revenue growth and forward guidance exceeded expectations including significant growth in advertising revenue from China. Additionally, Meta announced its AI roadmap, its first-ever cash dividend expected to be paid out on a quarterly basis going forward, and an increase in share repurchases
TOP PERFORMANCE DETRACTORS
Airbus
underperformed after it informed airlines that delivery of some its planes may be delayed, citing supply chain challenges particularly from engine suppliers. Additionally, the ramp-up in production of the A320 aircraft is likely to be pushed out later than previously communicated for the same reasons. This will mean cutting guidance for this year on earnings and cash flow generation. The company also took a one-time write-down on its space division during the quarter.
Old Dominion
is the second largest less-than-truckload freight carrier in the U.S. The stock was down in April on disappointing near-term operations as trucking volumes failed to point to a recovery in market conditions and lowered growth expectations.
AIA Group
is a leading provider of insurance throughout Asia. The company declined and was exited during the period on mixed earnings results primarily due to challenging market conditions in China, including elevated medical claims, which led to policy price increases and lower investment returns on Chinese government bonds

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Global Leaders Fund Class N	7.96%	11.75%	9.31%	8.71%
MSCI All Country World IMI (net)	10.28%	18.40%	10.36%	8.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 103,624,000
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 25,000
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$103,624
Number of portfolio holdings	68
Net advisory fees paid (in $000s)	$25
Portfolio turnover rate (six months)	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	6.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Alphabet, Inc.	4.4%
Amazon.com, Inc.	3.5%
Mastercard, Inc.	3.2%
Novo Nordisk AS	3.2%
NVIDIA Corp.	3.1%
Meta Platforms, Inc.	2.7%
Atlas Copco AB	2.1%
ASML Holding NV	2.1%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	6.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Alphabet, Inc.	4.4%
Amazon.com, Inc.	3.5%
Mastercard, Inc.	3.2%
Novo Nordisk AS	3.2%
NVIDIA Corp.	3.1%
Meta Platforms, Inc.	2.7%
Atlas Copco AB	2.1%
ASML Holding NV	2.1%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair Global Leaders Fund Class R6
Shareholder Report [Line Items]
Fund Name	William Blair Global Leaders Fund
Class Name	Class R6
Trading Symbol	BGGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair Global Leaders Fund Class R6 (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Global Leaders Fund Class R6	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 8.06% (net of fees) for the 6 months ended June 30, 2024. The Fund underperformed its benchmark, the MSCI All Country World IMI (net), which returned 10.28%. The Fund's benchmark is also a broad measure of market performance.
Relative underperformance was driven by stock selection across sectors and in the United States. S ele
ction in Information Technology (“IT”), Industrials, and Financials were the primary detractors. While the overweight to IT was additive, negative selection was driven by an underweight position in NVIDIA as it was purchased late in the quarter. Within Industrials, Airbus and Old Dominion Freight Line were the primary detractors, while AIA weighed on Financials returns. Partly offsetting underperformance was a combination of sector allocation driven by an overweight to IT and underweight to Consumer Staples and stock selection in Communication Services. Within IT, the overweight to a strong sector and selection outside of the U.S. including positions in TSMC and MediaTek were both additive.
TOP PERFORMANCE CONTRIBUTORS
TSMC
, the world‐leading independent foundry with unique manufacturing capabilities in leading-edge chips, and MediaTek both strengthened on strong fundamental performance. Inventories normalized signaling a cyclical recovery in demand is underway and as cutting-edge technology companies globally outperformed on expectations for AI to drive long-term demand.
MediaTek
is a global leader in wireless integrated circuit design. MediaTek has significantly narrowed the technological gap to Qualcomm and is gaining market share driven by design improvements, competitive cost position, and localization trends.
Meta Platforms
, the leading global social media platform operating Facebook and Instagram, outperformed on strong fundamental results as revenue growth and forward guidance exceeded expectations including significant growth in advertising revenue from China. Additionally, Meta announced its AI roadmap, its first-ever cash dividend expected to be paid out on a quarterly basis going forward, and an increase in share repurchases
TOP PERFORMANCE DETRACTORS
Airbus
underperformed after it informed airlines that delivery of some its planes may be delayed, citing supply chain challenges particularly from engine suppliers. Additionally, the ramp-up in production of the A320 aircraft is likely to be pushed out later than previously communicated for the same reasons. This will mean cutting guidance for this year on earnings and cash flow generation. The company also took a one-time write-down on its space division during the quarter.
Old Dominion
is the second largest less-than-truckload freight carrier in the U.S. The stock was down in April on disappointing near-term operations as trucking volumes failed to point to a recovery in market conditions and lowered growth expectations.
AIA Group
is a leading provider of insurance throughout Asia. The company declined and was exited during the period on mixed earnings results primarily due to challenging market conditions in China, including elevated medical claims, which led to policy price increases and lower investment returns on Chinese government bonds

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Global Leaders Fund Class R6	8.06%	12.06%	9.63%	9.05%
MSCI All Country World IMI (net)	10.28%	18.40%	10.36%	8.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 103,624,000
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 50,000
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$103,624
Number of portfolio holdings	68
Net advisory fees paid (in $000s)	$50
Portfolio turnover rate (six months)	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	6.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Alphabet, Inc.	4.4%
Amazon.com, Inc.	3.5%
Mastercard, Inc.	3.2%
Novo Nordisk AS	3.2%
NVIDIA Corp.	3.1%
Meta Platforms, Inc.	2.7%
Atlas Copco AB	2.1%
ASML Holding NV	2.1%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	6.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Alphabet, Inc.	4.4%
Amazon.com, Inc.	3.5%
Mastercard, Inc.	3.2%
Novo Nordisk AS	3.2%
NVIDIA Corp.	3.1%
Meta Platforms, Inc.	2.7%
Atlas Copco AB	2.1%
ASML Holding NV	2.1%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair International Leaders Fund Class I
Shareholder Report [Line Items]
Fund Name	William Blair InternationalLeaders Fund
Class Name	Class I
Trading Symbol	WILIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair International Leaders Fund Class I (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Leaders Fund Class I	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 5.97% (net of fees) for the 6 months ended June 30, 2024. The Fund outperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 5.28%. The Fund's benchmark is also a broad measure of market performance.
Outperformance was primarily driven by allocation effect, with an overweight to Information Technology, where the semiconductor industry has been notably strong, and underweights to Real Estate and Consumer Staples adding value, while an underweight to Financials detracted. Selection effect was negative primarily within Financials and Consumer Discretionary. This was partly offset by p osit
ive selection within Health Care. Within Financials, the portfolio’s underweight positioning in banks has been negative.
TOP PERFORMANCE CONTRIBUTOR
Novo Nordisk
continues its strength on optimism about the size of the market for its GLP-1 drugs currently used for diabetes and weight loss. Full-year results came in better than expected and GLP-1 sales were ahead of consensus.
HDFC Bank
is a high-quality Indian banking franchise with a healthy funding and capital base, solid asset quality, and high recurring fee income. The stock was down meaningfully in the first quarter as the first earnings release following the long-expected merger with HDFC Ltd. showed delays in executing on the synergies of the merger.
lululemon
traded down after reporting fourth-quarter results in which revenues were in line and earnings per share beat estimates, but guidance for 2024 came in weaker than consensus estimates. The market focused on a deceleration in North America demand, where growth fell to single digits.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
International Leaders Fund Class I	5.97%	7.38%	5.48%	6.23%
MSCI All Country World ex-U.S. IMI (net)	5.28%	11.57%	5.62%	3.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 1,172,797,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 1,715,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$1,172,797
Number of portfolio holdings	64
Net advisory fees paid (in $000s)	$1,715
Portfolio turnover rate (six months)	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.8%
ASML Holding NV	4.0%
Novo Nordisk AS	3.7%
Tokyo Electron Ltd.	2.4%
MediaTek, Inc.	2.4%
Reliance Industries Ltd.	2.3%
ICON PLC	2.3%
Atlas Copco AB	2.2%
London Stock Exchange Group PLC	2.1%
Hoya Corp.	2.1%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.8%
ASML Holding NV	4.0%
Novo Nordisk AS	3.7%
Tokyo Electron Ltd.	2.4%
MediaTek, Inc.	2.4%
Reliance Industries Ltd.	2.3%
ICON PLC	2.3%
Atlas Copco AB	2.2%
London Stock Exchange Group PLC	2.1%
Hoya Corp.	2.1%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair International Leaders Fund Class N
Shareholder Report [Line Items]
Fund Name	William Blair InternationalLeaders Fund
Class Name	Class N
Trading Symbol	WILNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair International Leaders Fund Class N (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Leaders Fund Class N	$58	1.15%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 5.81% (net of fees) for the 6 months ended June 30, 2024. The Fund outperformed its benchmark, the MSCI All Country World ex-
U.S
. IMI (net), which returned 5.28%. The Fund's benchmark is also a broad measure of market performance.
Outperformance was primarily driven by allocation eff
e
ct, with an overweight to Information Technology, where the semiconductor industry has been notably
strong, and underweights to Real Estate and Consumer Staples adding value, while an underweight to Financials detracted. Selection effect was negative primarily within Financials and Consumer Discretionary. This was partly offset by positive selection within Health Care. Within Financials, the portfolio’s underweight positioning in banks has been negative.
HDFC Bank
is a high-quality Indian banking franchise with a healthy funding and capital base, solid asset quality, and high recurring fee income. The stock was down meaningfully in the first quarter as the first earnings release following the long-expected merger with HDFC Ltd. showed delays in executing on the synergies of the merger.
lululemon
traded down after reporting fourth-quarter results in which revenues were in line and earnings per share beat estimates, but guidance for 2024 came in weaker than consensus estimates. The market focused on a deceleration in North America demand, where growth fell to single digits.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2024

(or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period in a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	GROWTH OF $10,000
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
International Leaders Fund Class N	5.81%	7.11%	5.22%	5.97%
MSCI All Country World ex-U.S. IMI (net)	5.28%	11.57%	5.62%	3.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 1,172,797,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 124,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Fund net assets (in $000s)	$1,172,797
Number of portfolio holdings	64
Net advisory fees paid (in $000s)	$124
Portfolio turnover rate (six months)	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.8%
ASML Holding NV	4.0%
Novo Nordisk AS	3.7%
Tokyo Electron Ltd.	2.4%
MediaTek, Inc.	2.4%
Reliance Industries Ltd.	2.3%
ICON PLC	2.3%
Atlas Copco AB	2.2%
London Stock Exchange Group PLC	2.1%
Hoya Corp.	2.1%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]	Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.8%
ASML Holding NV	4.0%
Novo Nordisk AS	3.7%
Tokyo Electron Ltd.	2.4%
MediaTek, Inc.	2.4%
Reliance Industries Ltd.	2.3%
ICON PLC	2.3%
Atlas Copco AB	2.2%
London Stock Exchange Group PLC	2.1%
Hoya Corp.	2.1%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair International Leaders Fund Class R6
Shareholder Report [Line Items]
Fund Name	William Blair InternationalLeaders Fund
Class Name	Class R6
Trading Symbol	WILJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair International Leaders Fund Class R6 (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Leaders Fund Class R6	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Outperformance was primarily driven by allocation effect, with an overweight to Information Technology, whe
r
e the semiconductor industry has been notably strong, and underweights to Real Estate and Consumer Staples adding value, while an underweight to Financials detracted. Selection effect was negative primarily within Financials and Consumer Discretionary. This was partly offset by positive selection within Health Care. Within Financials, the portfolio’s underweight positioning in banks has been negative.
HDFC Bank
is a high-quality Indian banking franchise with a healthy funding and capital base, solid asset quality, and high recurring fee income. The stock was down meaningfully in the first quarter as the first earnings release following the long-expected merger with HDFC Ltd. showed delays in executing on the synergies of the merger.
lululemon
traded down after reporting fourth-quarter results in which revenues were in line and earnings per share beat estimates, but guidance for 2024 came in weaker than consensus estimates. The market focused on a deceleration in North America demand, where growth fell to single digits.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2024 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period in a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	GROWTH OF $1,000,000
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
International Leaders Fund Class R6	5.96%	7.43%	5.54%	6.31%
MSCI All Country World ex-U.S. IMI (net)	5.28%	11.57%	5.62%	3.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 1,172,797,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 2,416,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Fund net assets (in $000s)	$1,172,797
Number of portfolio holdings	64
Net advisory fees paid (in $000s)	$2,416
Portfolio turnover rate (six months)	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.8%
ASML Holding NV	4.0%
Novo Nordisk AS	3.7%
Tokyo Electron Ltd.	2.4%
MediaTek, Inc.	2.4%
Reliance Industries Ltd.	2.3%
ICON PLC	2.3%
Atlas Copco AB	2.2%
London Stock Exchange Group PLC	2.1%
Hoya Corp.	2.1%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]	Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.8%
ASML Holding NV	4.0%
Novo Nordisk AS	3.7%
Tokyo Electron Ltd.	2.4%
MediaTek, Inc.	2.4%
Reliance Industries Ltd.	2.3%
ICON PLC	2.3%
Atlas Copco AB	2.2%
London Stock Exchange Group PLC	2.1%
Hoya Corp.	2.1%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair International Growth Fund Class I
Shareholder Report [Line Items]
Fund Name	William Blair InternationalGrowth Fund
Class Name	Class I
Trading Symbol	BIGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair International Growth Fund Class I (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Growth Fund Class I	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 4.60% (net of fees) for the 6 months ended June 30, 2024. The Fund underperformed its benchmark
, the MSCI All Country World ex-U.S. IMI (net), which returned 5.28%. The Fund's benchmark is also a broad measure of market performance.
Selection effect was negative primarily within Industrials and Information Technology (“IT”). This was partly offset by positive selection within Health Care. Allocation effect was positive driven by overweight exposure to IT and underweight exposure to the Materials and Real Estate sectors.
TOP PERFORMANCE
CONTRIBUTOR
Novo Nordisk
continues its strength on optimism about the size of the market for its GLP-1 drugs currently used for diabetes and weight loss. Full-year results came in better than expected and GLP-1 sales were ahead of consensus.
TOP PERFORMANCE DETRACTORS
Ryanair
is a discount airline in Europe. The airline offers low-cost, no-frills flights primarily catering to leisure travelers. The stock tr ad
ed down in the second quarter as the weaker economic environment in Europe is impacting pricing heading into the peak travel season.
Vinci
is a French infrastructure company that operates motorways, airports, renewables, and networks with operations in over 100 countries. The stock traded down during the quarter due to the snap elections called by President Emmanuel Macron following the European parliamentary elections where his opposition party, the far-right National Rally, did very well. Polls leading up to the French parliamentary election showed strong support for the National Rally, leading to weakness in French stocks but even more so for Vinci because the far-right party has vocalized a preference for nationalizing France’s infrastructure. While the likelihood of this happening is slim, the probability is non-zero and this led to volatility in the stock during the quarter.
DSV
is one of the largest freight forwarders in the world, providing transport and logistics solutions such as cargo consolidation, package transfer, documentation, and insurance. The stock was down after a soft start to the year, particularly on air and sea yields, which impacted cash flow generation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
International Growth Fund Class I	4.60%	8.48%	6.37%	4.74%
MSCI All Country World ex-U.S. IMI (net)	5.28%	11.57%	5.62%	3.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 1,475,594,000
Holdings Count | Holding	169
Advisory Fees Paid, Amount	$ 4,237,000
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$1,475,594
Number of portfolio holdings	169
Net advisory fees paid (in $000s)	$4,237
Portfolio turnover rate (six months)	18%

Holdings [Text Block]
Graphical
Representation
of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
Novo Nordisk AS	2.6%
ASML Holding NV	2.6%
Samsung Electronics Co. Ltd.	1.5%
London Stock Exchange Group PLC	1.4%
3i Group PLC	1.4%
Reliance Industries Ltd.	1.4%
Keyence Corp.	1.3%
Tokio Marine Holdings, Inc.	1.3%
SAP SE	1.3%
Sector
Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
Novo Nordisk AS	2.6%
ASML Holding NV	2.6%
Samsung Electronics Co. Ltd.	1.5%
London Stock Exchange Group PLC	1.4%
3i Group PLC	1.4%
Reliance Industries Ltd.	1.4%
Keyence Corp.	1.3%
Tokio Marine Holdings, Inc.	1.3%
SAP SE	1.3%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair International Growth Fund Class N
Shareholder Report [Line Items]
Fund Name	William Blair InternationalGrowth Fund
Class Name	Class N
Trading Symbol	WBIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair International Growth Fund Class N (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Growth Fund Class N	$ 62	1.24%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 4.47% (net of fees) for the 6 months ended June 30, 2024.
The
Fund underperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 5.28%. The Fund's benchmark is also a broad measure of market performance.
Selection effect was negative primarily within Industrials and Information Technology (“IT”). This was partly offset by positive selection within Health Care. Allocation effect was positive driven by overweight exposure to IT and underweight exposure to the Materials and Real Estate sectors.
TOP PERFORMANCE CONTRIBUTOR
Novo Nordisk
continues its strength on optimism about the size of the
market
for its GLP-1 drugs currently used for diabetes and wei
ght
loss. Full-year results came in better than expected and GLP-1 sales were ahead of consensus.
TOP PERFORMANCE DETRACTORS
Ryanair
is a discount airline in Europe. The airline offers low-cost, no-frills flights primarily catering to leisure travelers. The stock traded down in the second quarter as the weaker economic environment in Europe is impacting pricing heading into the peak travel season.
Vinci
is a French infrastructure company that operates motorways, airports, renewables, and networks with operations in over 100 countries. The stock traded down during the quarter due to the snap elections called by President Emmanuel Macron following the European parliamentary elections where his opposition party, the far-right National Rally, did very well. Polls leading up to the French parliamentary election showed strong support for the National Rally, leading to weakness in French stocks but even more so for Vinci because the far-right party has vocalized a preference for nationalizing France’s infrastructure. While the likelihood of this happening is slim, the probability is non-zero and this led to volatility in the stock during the quarter.
DSV
is one of the largest freight forwarders in the world, providing transport and logistics solutions such as cargo consolidation, package transfer, documentation, and insurance. The stock was down after a soft start to the year, particularly on air and sea yields, which impacted cash flow generation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
International Growth Fund Class N	4.47%	8.23%	6.08%	4.44%
MSCI All Country World ex-U.S. IMI (net)	5.28%	11.57%	5.62%	3.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 1,475,594,000
Holdings Count | Holding	169
Advisory Fees Paid, Amount	$ 1,144,000
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$1,475,594
Number of portfolio holdings	169
Net advisory fees paid (in $000s)	$1,144
Portfolio turnover rate (six months)	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
Novo Nordisk AS	2.6%
ASML Holding NV	2.6%
Samsung Electronics Co. Ltd.	1.5%
London Stock Exchange Group PLC	1.4%
3i Group PLC	1.4%
Reliance Industries Ltd.	1.4%
Keyence Corp.	1.3%
Tokio Marine Holdings, Inc.	1.3%
SAP SE	1.3%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
Novo Nordisk AS	2.6%
ASML Holding NV	2.6%
Samsung Electronics Co. Ltd.	1.5%
London Stock Exchange Group PLC	1.4%
3i Group PLC	1.4%
Reliance Industries Ltd.	1.4%
Keyence Corp.	1.3%
Tokio Marine Holdings, Inc.	1.3%
SAP SE	1.3%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair International Growth Fund Class R6
Shareholder Report [Line Items]
Fund Name	William Blair InternationalGrowth Fund
Class Name	Class R6
Trading Symbol	WBIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair International Growth Fund Class R6 (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Growth Fund Class R6	$ 47	0.94%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 4.60% (net of fees) for the 6 months ended June 30, 2024. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 5.28%. The Fund's benchmark is also a broad measure of market performance.
Selection effect was negative primarily within Industrials and Information Technology (“IT”). This was partly offset by positive selection within Health Care. Allocation effect was positive driven by overweight exposure to IT and underweight exposure to the Materials and Real Estate sectors.
TOP PERFORMANCE CONTRIBUTOR
Novo Nordisk
continues its strength on optimism about the size of the market for its GLP-1 drugs currently
used for diabetes and weight loss. Full-year results came in better than expected and GLP-1 sales were ahead of consensus.
TOP PERFORMANCE DETRACTORS
Ryanair
is a discount airline in Europe. The airline offers low-cost, no-frills flights primarily catering to leisure travelers. The stock traded d
o
wn in the second quarter as the weaker economic environment in Europe is impacting pricing heading into the peak travel season.
Vinci
is a French infrastructure company that operates motorways, airports, renewables, and networks with operations in over 100 countries. The stock traded down during the quarter due to the snap elections called by President Emmanuel Macron following the European parliamentary elections where his opposition party, the far-right National Rally, did very well. Polls leading up to the French parliamentary election showed strong support for the National Rally, leading to weakness in French stocks but even more so for Vinci because the far-right party has vocalized a preference for nationalizing France’s infrastructure. While the likelihood of this happening is slim, the probability is non-zero and this led to volatility in the stock during the quarter.
DSV
is one of the largest freight forwarders in the world, providing transport and logistics solutions such as cargo consolidation, package transfer, documentation, and insurance. The stock was down after a soft start to the year, particularly on air and sea yields, which impacted cash flow generation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	5 Years	Since Inception
International Growth Fund Class R6	4.60%	8.52%	6.44%	6.65%
MSCI All Country World ex-U.S. IMI (net)	5.28%	11.57%	5.62%	5.43%

Performance Inception Date	May 02, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 1,475,594,000
Holdings Count | Holding	169
Advisory Fees Paid, Amount	$ 646,000
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$1,475,594
Number of portfolio holdings	169
Net advisory fees paid (in $000s)	$646
Portfolio turnover rate (six months)	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the
total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
Novo Nordisk AS	2.6%
ASML Holding NV	2.6%
Samsung Electronics Co. Ltd.	1.5%
London Stock Exchange Group PLC	1.4%
3i Group PLC	1.4%
Reliance Industries Ltd.	1.4%
Keyence Corp.	1.3%
Tokio Marine Holdings, Inc.	1.3%
SAP SE	1.3%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
Novo Nordisk AS	2.6%
ASML Holding NV	2.6%
Samsung Electronics Co. Ltd.	1.5%
London Stock Exchange Group PLC	1.4%
3i Group PLC	1.4%
Reliance Industries Ltd.	1.4%
Keyence Corp.	1.3%
Tokio Marine Holdings, Inc.	1.3%
SAP SE	1.3%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair Institutional International Growth Fund Institutional Class
Shareholder Report [Line Items]
Fund Name	William Blair InstitutionalInternational Growth Fund
Class Name	Institutional Class
Trading Symbol	WBIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair Institutional International Growth Fund Institutional Class (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Institutional International Growth Fund	$47	0.94%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 4.58% (net of fees) for the 6 months ended June 30, 2024. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 5.28%. The Fund's benchmark is also a broad measure of market performance.
Selection effect was negative primarily within Industrials and Information Technology (“IT”). This was partly offset by positive selection within Health Care. Allocation effect was positive driven by overweight exposure to IT and underweight exposure
to the Materials and Real Estate sectors.
TOP PERFORMANCE CONTRIBUTOR
Novo Nordisk
continues its strength on optimism about the size of the market for its GLP-1 dru gs cu
rrently used for diabetes and weight loss. Full-year results came in better than expected and GLP-1 sales were ahead of consensus.
TOP PERFORMANCE DETRACTORS
Ryanair
is a discount airline in Europe. The airline offers low-cost, no-frills flights primarily catering to leisure travelers. The stock traded down in the second quarter as the weaker economic environment in Europe is impacting pricing heading into the peak travel season.
Vinci
is a French infrastructure company that operates motorways, airports, renewables, and networks with operations in over 100 countries. The stock traded down during the quarter due to the snap elections called by President Emmanuel Macron following the European parliamentary elections where his opposition party, the far-right National Rally, did very well. Polls leading up to the French parliamentary election showed strong support for the National Rally, leading to weakness in French stocks but even more so for Vinci because the far-right party has vocalized a preference for nationalizing France’s infrastructure. While the likelihood of this happening is slim, the probability is non-zero and this led to volatility in the stock during the quarter.
DSV
is one of the largest freight forwarders in the world, providing transport and logistics solutions such as cargo consolidation, package transfer, documentation, and insurance. The stock was down after a soft start to the year, particularly on air and sea yields, which impacted cash flow generation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Institutional International Growth Fund	4.58%	8.24%	6.51%	4.88%
MSCI All Country World ex-U.S. IMI (net)	5.28%	11.57%	5.62%	3.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 972,862,000
Holdings Count | Holding	169
Advisory Fees Paid, Amount	$ 4,173,000
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$972,862
Number of portfolio holdings	169
Net advisory fees paid (in $000s)	$4,173
Portfolio turnover rate (six months)	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
Novo Nordisk AS	2.7%
ASML Holding NV	2.6%
Samsung Electronics Co. Ltd.	1.5%
London Stock Exchange Group PLC	1.4%
3i Group PLC	1.4%
Reliance Industries Ltd.	1.4%
Keyence Corp.	1.3%
Tokio Marine Holdings, Inc.	1.3%
SAP SE	1.3%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
Novo Nordisk AS	2.7%
ASML Holding NV	2.6%
Samsung Electronics Co. Ltd.	1.5%
London Stock Exchange Group PLC	1.4%
3i Group PLC	1.4%
Reliance Industries Ltd.	1.4%
Keyence Corp.	1.3%
Tokio Marine Holdings, Inc.	1.3%
SAP SE	1.3%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair International Small Cap Growth Fund Class I
Shareholder Report [Line Items]
Fund Name	William Blair InternationalSmall Cap Growth Fund
Class Name	Class I
Trading Symbol	WISIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair International Small Cap Growth Fund Class I (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Small Cap Growth Fund Class I	$55	1.10%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned -2.10% (net of fees) for the 6 months ended June 30, 2024. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. Small Cap Index (net), which returned 2.78% and underperformed the MSCI All Country World ex-U.S. IMI (net), a broad measure of market performance, which returned 5.28%.
Japan positioning and stock selection has hampered relative performance, particularly our exposure to domestic-oriented, higher-value, human-capital-intensive business models. These companies have been punished
more recently by wage inflation and a significant weakening in the yen. Underperformance has been driven by weaker stock selection within Japan Industrials and Information Technology (“IT”), which more than offset
positive stock selection within Health Care, Communication Services and Consumer Staples.
TOP PERFORMANCE CONTRIBUTORS
Pro Medicus
has developed a best-of-breed software solution for enterprise medical imaging. Through its proprietary streaming architecture, it is the market leader in viewer speed, implementation speed, and clinical efficiency. In addition to solid results earlier this year, the company went on to secure five new contracts with a combined value of $45 million across various customer types.
CTS Eventim
, based in Germany, is Europe’s largest live music ticketing company and the third-largest event promoter in the world. The ticketing segment produces and sells tickets for concerts, theater, art, sports, and other events. The share price advanced on solid full year 2023 results, as the company issued encouraging guidance in 2024 calling for a moderate rise in total revenue and for earnings to remain at the level reported in 2023.
TOP PERFORMANCE DETRACTORS
Technopro
is a top Japanese engineering staffing company, with a focus on the IT engineering segment. The company has achieved double-digit revenue growth, through a combination of successful recruiting and an active price management strategy.
SHIFT
is the beneficiary of Japanese enterprise digitalization, which is currently in its early stages via its outsourced software testing business. The share price declined on softer results, mainly attributable to declines in revenue and utilization per engineer, due to changes in customer needs, such as inquiries for larger projects.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
International Small Cap Growth Fund Class I	(2.10)%	3.20%	3.39%	3.00%
MSCI All Country World ex-U.S. IMI (net)	5.28%	11.57%	5.62%	3.92%
MSCI All Country World ex-U.S. Small Cap Index (net)	2.78%	11.26%	6.13%	4.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 191,737,000
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 421,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$191,737
Number of portfolio holdings	113
Net advisory fees paid (in $000s)	$421
Portfolio turnover rate (six months)	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Pro Medicus Ltd.	2.6%
Diploma PLC	2.2%
North West Co., Inc.	2.0%
Beazley PLC	2.0%
Lifco AB	1.9%
Beijer Ref AB	1.9%
ASPEED Technology, Inc.	1.8%
Hemnet Group AB	1.8%
CTS Eventim AG & Co. KGaA	1.8%
D'ieteren Group	1.7%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Pro Medicus Ltd.	2.6%
Diploma PLC	2.2%
North West Co., Inc.	2.0%
Beazley PLC	2.0%
Lifco AB	1.9%
Beijer Ref AB	1.9%
ASPEED Technology, Inc.	1.8%
Hemnet Group AB	1.8%
CTS Eventim AG & Co. KGaA	1.8%
D'ieteren Group	1.7%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair International Small Cap Growth Fund Class N
Shareholder Report [Line Items]
Fund Name	William Blair InternationalSmall Cap Growth Fund
Class Name	Class N
Trading Symbol	WISNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair International Small Cap Growth Fund Class N (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Small Cap Growth Fund Class N	$68	1.35%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned -2.21% (net of fees) for the 6 months ended June 30, 2024. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. Small Cap Index (net), which returned
2.78% and underperformed the MSCI All Country World ex-U.S. IMI (net), a broad measure of market performance, which returned 5.28%.
Japan positioning and stock selection has hampered relative performance, particularly our exposure to domestic-oriented, higher-value, human-capital-intensive business models. These companies have been punished more recently by wage inflation and a significant weakening in the yen. Underperformance has been driven by weaker stock selection within Japan Industrials and
Information
Technology (“IT”), which more than offset positive stock selection within Health Care, Communication Services and Consumer Staples.
TOP PERFORMANCE CONTRIBUTORS
Pro Medicus
has developed a best-of-breed software solution for enterprise medical imaging. Through its proprietary streaming architecture, it is the market leader in viewer speed, implementation speed, and clinical efficiency. In addition to solid results earlier this year, the company went o
n t
o secure five new contracts with a combined value of $45 million across various customer types.
CTS Eventim
, based in Germany, is Europe’s largest live music ticketing company and the third-largest event promoter in the world. The ticketing segment produces and sells tickets for concerts, theater, art, sports, and other events. The share price advanced on solid full year 2023 results, as the company issued encouraging guidance in 2024 calling for a moderate rise in total revenue and for earnings to remain at the level reported in 2023.
TOP PERFORMANCE DETRACTORS
Technopro
is a top Japanese engineering staffing company, with a focus on the IT engineering segment. The company has achieved double-digit revenue growth, through a combination of successful recruiting and an active price management strategy.
SHIFT
is the beneficiary of Japanese enterprise digitalization, which is currently in its early stages via its outsourced software testing business. The share price declined on softer results, mainly attributable to declines in revenue and utilization per engineer, due to changes in customer needs, such as inquiries for larger projects.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
International Small Cap Growth Fund Class N	(2.21)%	2.97%	3.13%	2.72%
MSCI All Country World ex-U.S. IMI (net)	5.28%	11.57%	5.62%	3.92%
MSCI All Country World ex-U.S. Small Cap Index (net)	2.78%	11.26%	6.13%	4.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares .
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 191,737,000
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 6,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$191,737
Number of portfolio holdings	113
Net advisory fees paid (in $000s)	$6
Portfolio turnover rate (six months)	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Pro Medicus Ltd.	2.6%
Diploma PLC	2.2%
North West Co., Inc.	2.0%
Beazley PLC	2.0%
Lifco AB	1.9%
Beijer Ref AB	1.9%
ASPEED Technology, Inc.	1.8%
Hemnet Group AB	1.8%
CTS Eventim AG & Co. KGaA	1.8%
D'ieteren Group	1.7%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Pro Medicus Ltd.	2.6%
Diploma PLC	2.2%
North West Co., Inc.	2.0%
Beazley PLC	2.0%
Lifco AB	1.9%
Beijer Ref AB	1.9%
ASPEED Technology, Inc.	1.8%
Hemnet Group AB	1.8%
CTS Eventim AG & Co. KGaA	1.8%
D'ieteren Group	1.7%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair International Small Cap Growth Fund Class R6
Shareholder Report [Line Items]
Fund Name	William Blair InternationalSmall Cap Growth Fund
Class Name	Class R6
Trading Symbol	WIISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair International Small Cap Growth Fund Class R6 (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Small Cap Growth Fund Class R6	$53	1.05%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned -2.09% (net of fees) for the 6 months ended June 30, 2024. The Fund underperformed its b ench
mark, the MSCI All Country World ex-U.S. Small Cap Index (net), which returned 2.78% and underperformed the MSCI All Country World ex-U.S. IMI (net), a broad measure of market performance, which returned 5.28%.
Japan positioning and stock selection has hampered relative performance, particularly our exposure to domestic-oriented, higher-value, human-capital-intensive business models. These companies have been punished more recently by wage inflation and a significant weakening in the yen. Underperformance has been driven by weaker stock selection within Japan Industrials and Information Technology (“IT”), which more than offset positive stock selection within Health Care, Communication Services and Consumer Staples.
CTS Eventim
, based in Germany, is Europe’s largest live music ticketing company and the third-largest event promoter in the world. The ticketing segment produces and sells tickets for concerts, theater, art, sports, and other events. The share price advanced on solid full year 2023 results, as the company issued encouraging guidance in 2024 calling for a moderate rise in total revenue and for earnings to remain at the level
reported in 2023.
SHIFT
is the beneficiary of Japanese enterprise digitalization, which is currently in its early stages via its outsourced software testing business. The share price declined on softer results, mainly attributable to declines in revenue and utilization per engineer, due to changes in customer needs, such as inquiries for larger projects.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
International Small Cap Growth Fund Class R6	(2.09)%	3.24%	3.49%	3.09%
MSCI All Country World ex-U.S. IMI (net)	5.28%	11.57%	5.62%	3.92%
MSCI All Country World ex-U.S. Small Cap Index (net)	2.78%	11.26%	6.13%	4.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 191,737,000
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 582,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$191,737
Number of portfolio holdings	113
Net advisory fees paid (in $000s)	$582
Portfolio turnover rate (six months)	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Pro Medicus Ltd.	2.6%
Diploma PLC	2.2%
North West Co., Inc.	2.0%
Beazley PLC	2.0%
Lifco AB	1.9%
Beijer Ref AB	1.9%
ASPEED Technology, Inc.	1.8%
Hemnet Group AB	1.8%
CTS Eventim AG & Co. KGaA	1.8%
D'ieteren Group	1.7%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Pro Medicus Ltd.	2.6%
Diploma PLC	2.2%
North West Co., Inc.	2.0%
Beazley PLC	2.0%
Lifco AB	1.9%
Beijer Ref AB	1.9%
ASPEED Technology, Inc.	1.8%
Hemnet Group AB	1.8%
CTS Eventim AG & Co. KGaA	1.8%
D'ieteren Group	1.7%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair Emerging Markets Leaders Fund Class I
Shareholder Report [Line Items]
Fund Name	William Blair Emerging MarketsLeaders Fund
Class Name	Class I
Trading Symbol	WBELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair Emerging Markets Leaders Fund Class I (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Leaders Fund Class I	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 4.45% (net of fees) for the 6 months ended June 30, 2024. The Fund underperformed its benchmark, the MSCI Emerging Markets Index (net), which returned 7.49%. The Fund's benchmark is also a broad measure of market performance.
The underperformance was driven by a combination of an overweight to Latin America and stock selection within the Financials and Information Technology (“IT”) sectors. Within Financials, HDFC and BTG Pactual were notable detractors to relative results, while Globant and Totvs were meaningful detractors in IT. Partly offsetting these effects were positive sector allocation led by an overweight to IT and specifically IT hardware including SK Hynix and MediaTek, and an underweight to Materials, as well as stock selection within the Consumer Discre tio
nary sector.
Mahindra & Mahindra
was the largest driver of positive results within Consumer Discretionary. M&M is an Indian conglomerate with primary business units in farm equipment and automotive, focusing on SUVs and small commercial vehicles. The stock outperformed on strong fundamental results as automotive firms have gained market share offsetting seasonal weaknesses in the agricultural business.
BTG Pactual
is a leading investment bank and wealth and asset manager in Brazil with a presence across Latin America. The stock weakness was driven by higher interest rates and a deteriorated macroeconomic backdrop in Brazil, coupled with weakening currency.
Totvs
is a leading enterprise resource planning provider in Brazil. While fundamentals showed continued growth in Totvs’s core business, margins declined on one-off expenses and an increase in customer acquisition spending leading to weaker share prices in the first quarter. The stock recovered and outperformed the broad Brazilian market in the second quarter, but overall market weakness led to negative absolute performance.
Globant
is a pure-play IT service provider in Latin America that focuses on emerging technologies in the fastest-growing segments in IT services (social, mobile, analytics, cloud). Given the weaker macroeconomic environment, the stock has underperformed. Globant continues to outperform its peer group in a softer macroeconomic environment given its leadership in digital IT services and strong track record of execution (including around artificial intelligence (“AI”)).

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Emerging Markets Leaders Fund Class I	4.45%	5.89%	1.26%	2.06%
MSCI Emerging Markets Index (net)	7.49%	12.55%	3.10%	2.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 203,619,000
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 47,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$203,619
Number of portfolio holdings	62
Net advisory fees paid (in $000s)	$47
Portfolio turnover rate (six months)	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Samsung Electronics Co. Ltd.	7.8%
Tencent Holdings Ltd.	5.3%
MediaTek, Inc.	3.5%
Kotak Mahindra Bank Ltd.	3.0%
Reliance Industries Ltd.	3.0%
WEG SA	2.8%
SK Hynix, Inc.	2.7%
MercadoLibre, Inc.	2.6%
Bank Central Asia Tbk. PT	2.5%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Samsung Electronics Co. Ltd.	7.8%
Tencent Holdings Ltd.	5.3%
MediaTek, Inc.	3.5%
Kotak Mahindra Bank Ltd.	3.0%
Reliance Industries Ltd.	3.0%
WEG SA	2.8%
SK Hynix, Inc.	2.7%
MercadoLibre, Inc.	2.6%
Bank Central Asia Tbk. PT	2.5%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair Emerging Markets Leaders Fund Class N
Shareholder Report [Line Items]
Fund Name	William Blair Emerging MarketsLeaders Fund
Class Name	Class N
Trading Symbol	WELNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair Emerging Markets Leaders Fund Class N (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Leaders Fund Class N	$62	1.24%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 4.47% (net of fees) for the 6 months ended June 30, 2024. The Fund underperformed its benchmark, the MSCI Emerging Markets Index (net), which returned 7.49%. The Fund's benchmark is also a broad measure of market performance.
The underperformance was driven by a combination of an overweight to Latin America and stock selection within the Financials and Information Technology (“IT”) sectors. Within Financials, HDFC and BTG Pactual were notable detractors to relative results, while Globant and Totvs were meaningful detractors in IT. Partly offsetting these effects were positive sector allocation led by an overweight to IT and specifically IT hardware including SK Hynix and MediaTek, and an underweight to Materials, as well as stock selection within the Consumer Discretionary sector.
Mahindra & Mahindra
was the largest driver of positive results within Consumer Discretionary. M&M is an Indian conglomerate with primary business units in farm equipment and automotive, focusing on SUVs and small commercial vehicles. The stock outperformed on strong fundamental results as automotive firms have gained market share offsetting seasonal weaknesses in the agricultural business.
BTG Pactual
is a leading investment bank and wealth and asset manager in Brazil with a presence across Latin America. The stock weakness was driven by higher interest rates and a deteriorated macroeconomic backdrop in Brazil, coupled with weakening currency.
Totvs
is a leading enterprise resource planning provider in Brazil. While fundamentals showed continued growth in Totvs’s core business, margins declined on one-off expenses and an increase in customer acquisition spending leading to weaker share prices in the first quarter. The stock recovered and outperformed the broad Brazilian market in the second quarter, but overall market weakness led to negative absolute performance.
Globant
is a pure-play IT service provider in Latin America that focuses on emerging technologies in the fastest-growing segments in IT services (social, mobile, analytics, cloud). Given the weaker macroeconomic environment, the stock has underperformed. Globant continues to outperform its peer group in a softer macroeconomic environment given its leadership in digital IT services and strong track record of execution (including around artificial intelligence (“AI”)).

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Emerging Markets Leaders Fund Class N	4.47%	5.61%	1.03%	1.79%
MSCI Emerging Markets Index (net)	7.49%	12.55%	3.10%	2.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 203,619,000
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 4,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$203,619
Number of portfolio holdings	62
Net advisory fees paid (in $000s)	$4
Portfolio turnover rate (six months)	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the
total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Samsung Electronics Co. Ltd.	7.8%
Tencent Holdings Ltd.	5.3%
MediaTek, Inc.	3.5%
Kotak Mahindra Bank Ltd.	3.0%
Reliance Industries Ltd.	3.0%
WEG SA	2.8%
SK Hynix, Inc.	2.7%
MercadoLibre, Inc.	2.6%
Bank Central Asia Tbk. PT	2.5%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Samsung Electronics Co. Ltd.	7.8%
Tencent Holdings Ltd.	5.3%
MediaTek, Inc.	3.5%
Kotak Mahindra Bank Ltd.	3.0%
Reliance Industries Ltd.	3.0%
WEG SA	2.8%
SK Hynix, Inc.	2.7%
MercadoLibre, Inc.	2.6%
Bank Central Asia Tbk. PT	2.5%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair Emerging Markets Leaders Fund Class R6
Shareholder Report [Line Items]
Fund Name	William Blair Emerging MarketsLeaders Fund
Class Name	Class R6
Trading Symbol	WELIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair Emerging Markets Leaders Fund Class R6 (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Leaders Fund Class R6	$47	0.94%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 4.46% (net of fees) for the 6 months ended June 30, 2024. The Fund underperformed its benchmark, the MSCI Emerging Markets Index (net), which returned 7.49%. The Fund's benchmark is also a broad measure of market performance.
The underperformance was driven by a combination of an overweight to Latin America and stock selection within the Financials and Information Technology (“IT”) sectors. Within Financials, HDFC and BTG Pactual were notable detractors to relative results, while Globant a nd
Totvs were meaningful detractors in IT. Partly offsetting these effects were positive sector allocation led by an overweight to IT and specifically IT hardware including SK Hynix and MediaTek, and an underweight to Materials, as well as stock selection within the Consumer Discretionary sector.
TOP PERFORMANCE CONTRIBUTORS
MediaTek
and
Hynix
both strengthened on strong fundamental performance as inventories normalized signaling a cyclical recovery in demand is underway and as cutting-edge technology companies globally outperformed on expectations for AI to drive long-term demand. Hynix is a South Korea–based AI enabler and a pure-play manufacturer of memory semiconductors. MediaTek is a global leader in wireless interface controller design. MediaTek has significantly narrowed the technological gap to Qualcomm and is gaining market share driven by design improvements, competitive cost position, and localization trends.
Mahindra & Mahindra
was the largest driver of positive results within Consumer Discretionary. M&M is an Indian conglomerate with primary business units in farm equipment and automotive, focusing on SUVs and small commercial vehicles. The stock outperformed on strong fundamental results as automotive firms have gained market share offsetting seasonal weaknesses in the agricultural business.
TOP PERFORMANCE DETRACTORS
HDFC Bank
is a high-quality Indian banking franchise with a healthy funding and capital base, solid asset quality, and high recurring fee income. The stock was down meaningfully in the first quarter as the first earnings release following the long-expected merger with HDFC Ltd. showed delays in executing on the synergies of the merger. The stock underperformed as slowing deposit growth put pressure on interest margins and the loan-to-deposit ratio expanded.
BTG Pactual
is a leading investment bank and wealth and asset manager in Brazil with a presence across Latin America. The stock weakness was driven by higher interest rates and a deteriorated macroeconomic backdrop in Brazil, coupled with weakening currency.
Totvs
is a leading enterprise resource planning provider in Brazil. While fundamentals showed continued growth in Totvs’s core business, margins declined on one-off expenses and an increase in customer acquisition spending leading to weaker share prices in the first quarter. The stock recovered and outperformed the broad Brazilian market in the second quarter, but overall market weakness led to negative absolute performance.
Globant
is a pure-play IT service provider in Latin America that focuses on emerging technologies in the fastest-growing segments in IT services (social, mobile, analytics, cloud). Given the weaker macroeconomic environment, the stock has underperformed. Globant continues to outperform its peer group in a softer macroeconomic environment given its leadership in digital IT services and strong track record of execution (including around artificial intelligence (“AI”)).

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	GROWTH OF $1,000,000
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Emerging Markets Leaders Fund Class R6	4.46%	5.86%	1.31%	2.12%
MSCI Emerging Markets Index (net)	7.49%	12.55%	3.10%	2.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 203,619,000
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 899,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$203,619
Number of portfolio holdings	62
Net advisory fees paid (in $000s)	$899
Portfolio turnover rate (six months)	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the F und.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Samsung Electronics Co. Ltd.	7.8%
Tencent Holdings Ltd.	5.3%
MediaTek, Inc.	3.5%
Kotak Mahindra Bank Ltd.	3.0%
Reliance Industries Ltd.	3.0%
WEG SA	2.8%
SK Hynix, Inc.	2.7%
MercadoLibre, Inc.	2.6%
Bank Central Asia Tbk. PT	2.5%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Samsung Electronics Co. Ltd.	7.8%
Tencent Holdings Ltd.	5.3%
MediaTek, Inc.	3.5%
Kotak Mahindra Bank Ltd.	3.0%
Reliance Industries Ltd.	3.0%
WEG SA	2.8%
SK Hynix, Inc.	2.7%
MercadoLibre, Inc.	2.6%
Bank Central Asia Tbk. PT	2.5%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair Emerging Markets Growth Fund Class I
Shareholder Report [Line Items]
Fund Name	William Blair Emerging MarketsGrowth Fund
Class Name	Class I
Trading Symbol	WBEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair Emerging Markets Growth Fund Class I (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Growth Fund Class I	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 12.67% (net of fees) for the 6 months ended June 30,
2024
. The Fund outperformed its benchmark, the MSCI Emerging Markets IMI (net), which returned 7.41%. The Fund's benchmark is also a broad measure of market performance.
Outperformance was driven by a combination of country allocation and stock selection effects. Stock selection was particularly strong within the Industrials sector, particularly electrical equipment companies HD Hyundai Electric Co and ABB India, and within the Consumer Discretionary sector. Additionally, the Information Technology overweighting and Materials underweighting were notable contributors to the positive allocation effect. Partly offsetting these positive effects was negative stock selection within Financials coupled with Consumer Staples, Indonesia, and Mexico overweighting.
TOP PERFORMANCE CONTRIBUTORS
HD Hyundai Electric Co Ltd
is a manufacturer of power transformers and equipment. The stock was added in the middle of the first quarter and accelerated on the back of the company’s strong results and growth outlook, driven by exports into the North American and Middle East markets.
ABB India
is a leader in automation and is benefitting from ongoing electrification and automation efforts in India with a broad set of opportunities. The stock outperformance was driven by robust results that exceeded consensus expectations in the first half of the year. The company delivered strong order growth and margin expansion, as it benefited from favorable mix and positive operating leverage.
Trent
, within Consumer Discretionary, was a notable contributor to relative performance. The company is one of India’s leading fashion and consumer goods retailers with a high-quality product offering, low-cost proposition, and broad range. The stock outperformance in the first half of the year was driven by strong fundamental performance as the company continued to deliver 10% acceleration in same-store sales growth and aggressive store additions with margin expansion amid strong cost control and moderating raw material costs.
TOP PERFORMANCE DETRACTORS
Bank Rakyat Indonesia
underperformed due to weaker results, hampered by increased credit costs and deteriorated loan growth and net interest margin.
AIA
has been dragged down by poor sentiment and macroeconomic environment in China. The company’s fundamental performance has been mixed as it faced elevated medical claims that led to policy price increases and lower investment returns on Chinese government bonds.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	GROWTH OF $500,000
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Emerging Markets Growth Fund Class I	12.67%	17.95%	5.95%	4.22%
MSCI Emerging Markets IMI (net)	7.41%	13.56%	3.93%	3.09%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 816,758,000
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 690,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$816,758
Number of portfolio holdings	128
Net advisory fees paid (in $000s)	$690
Portfolio turnover rate (six months)	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fu nd
.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.8%
Tencent Holdings Ltd.	4.6%
SK Hynix, Inc.	4.5%
Samsung Electronics Co. Ltd.	4.4%
Reliance Industries Ltd.	2.5%
MercadoLibre, Inc.	2.5%
Bank Central Asia Tbk. PT	2.5%
MediaTek, Inc.	1.9%
PDD Holdings, Inc.	1.6%
NTPC Ltd.	1.5%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.8%
Tencent Holdings Ltd.	4.6%
SK Hynix, Inc.	4.5%
Samsung Electronics Co. Ltd.	4.4%
Reliance Industries Ltd.	2.5%
MercadoLibre, Inc.	2.5%
Bank Central Asia Tbk. PT	2.5%
MediaTek, Inc.	1.9%
PDD Holdings, Inc.	1.6%
NTPC Ltd.	1.5%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair Emerging Markets Growth Fund Class N
Shareholder Report [Line Items]
Fund Name	William Blair Emerging MarketsGrowth Fund
Class Name	Class N
Trading Symbol	WBENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair Emerging Markets Growth Fund Class N (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Growth Fund Class N	$62	1.24%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 12.60% (net of fees) for the 6 months ended June 30,
2024
. The Fund outperformed its benchmark, the MSCI Emerging Markets IMI (net), which returned 7.41%. The Fund's benchmark is also a broad measure of market performance.
Outperformance was driven by a combination of country allocation and stock selection effects. Stock selection was particularly strong within the Industrials sector, particularly electrical equipment companies HD Hyundai Electric Co and ABB India, and within the Consumer Discretionary sector. Additionally, the Information Technology overweighting and Materials underweighting were notable contributors to the positive allocation effect. Partly offsetting these positive effects was negative stock selection within Financials coupled with Consumer Staples, Indonesia, and Mexico overweighting.
TOP PERFORMANCE CONTRIBUTORS
HD Hyundai Electric Co Ltd
is a manufacturer of power transformers and equipment. The stock was added in the middle of the first quarter and accelerated on the back of the company’s strong results and growth outlook, driven by exports into the North American and Middle East markets.
ABB India
is a leader in automation and is benefitting from ongoing electrification and automation efforts in India with a broad set of opportunities. The stock outperformance was driven by robust results that exceeded consensus expectations in the first half of the year. The company delivered strong order growth and margin expansion, as it benefited from favorable mix and positive operating leverage.
Trent
, within Consumer Discretionary, was a notable contributor to relative performance. The company is one of India’s leading fashion and consumer goods retailers with a high-quality product offering, low-cost proposition, and broad range. The stock outperformance in the first half of the year was driven by strong fundamental performance as the company continued to deliver 10% acceleration in same-store sales growth and aggressive store additions with margin expansion amid strong cost control and moderating raw material costs.
TOP PERFORMANCE DETRACTORS
Bank Rakyat Indonesia
underperformed due to weaker results, hampered by increased credit costs and deteriorated loan growth and net interest margin.
AIA
has been dragged down by poor sentiment and macroeconomic environment in China. The company’s fundamental performance has been mixed as it faced elevated medical claims that led to policy price increases and lower investment returns on Chinese government bonds.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	GROWTH OF $10,000
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Emerging Markets Growth Fund Class N	12.60%	17.70%	5.69%	3.96%
MSCI Emerging Markets IMI (net)	7.41%	13.56%	3.93%	3.09%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 816,758,000
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 54,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$816,758
Number of portfolio holdings	128
Net advisory fees paid (in $000s)	$54
Portfolio turnover rate (six months)	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the
Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.8%
Tencent Holdings Ltd.	4.6%
SK Hynix, Inc.	4.5%
Samsung Electronics Co. Ltd.	4.4%
Reliance Industries Ltd.	2.5%
MercadoLibre, Inc.	2.5%
Bank Central Asia Tbk. PT	2.5%
MediaTek, Inc.	1.9%
PDD Holdings, Inc.	1.6%
NTPC Ltd.	1.5%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.8%
Tencent Holdings Ltd.	4.6%
SK Hynix, Inc.	4.5%
Samsung Electronics Co. Ltd.	4.4%
Reliance Industries Ltd.	2.5%
MercadoLibre, Inc.	2.5%
Bank Central Asia Tbk. PT	2.5%
MediaTek, Inc.	1.9%
PDD Holdings, Inc.	1.6%
NTPC Ltd.	1.5%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair Emerging Markets Growth Fund (Class R6)
Shareholder Report [Line Items]
Fund Name	William Blair Emerging MarketsGrowth Fund
Class Name	Class R6
Trading Symbol	BIEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair Emerging Markets Growth Fund Class R6 (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Growth Fund Class R6	$47	0.94%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 12.78% (net of fees) for the 6 months ended June 30,
2024
. The Fund outperformed its benchmark, the MSCI Emerging Markets IMI (net), which returned 7.41%. The Fund's benchmark is also a broad measure of market performance.
Outperformance was driven by a combination of country allocation and stock selection effects. Stock selection was particularly strong within the Industrials sector, particularly electrical equipment companies HD Hyundai Electric Co and ABB India, and within the Consumer Discretionary sector. Additionally, the Information Technology overweighting and Materials underweighting were notable contributors to the positive allocation effect. Partly offsetting these positive effects was negative stock selection within Financials coupled with Consumer Staples, Indonesia, and Mexico overweighting.
TOP PERFORMANCE CONTRIBUTORS
HD Hyundai Electric Co Ltd
is a manufacturer of power transformers and equipment. The stock was added in the middle of the first quarter and accelerated on the back of the company’s strong results and growth outlook, driven by exports into the North American and Middle East markets.
ABB India
is a leader in automation and is benefitting from ongoing electrification and automation efforts in India with a broad set of opportunities. The stock outperformance was driven by robust results that exceeded consensus expectations in the first half of the year. The company delivered strong order growth and margin expansion, as it benefited from favorable mix and positive operating leverage.
Trent
, within Consumer Discretionary, was a notable contributor to relative performance. The company is one of India’s leading fashion and consumer goods retailers with a high-quality product offering, low-cost proposition, and broad range. The stock outperformance in the first half of the year was driven by strong fundamental performance as the company continued to deliver 10% acceleration in same-store sales growth and aggressive store additions with margin expansion amid strong cost control and moderating raw material costs.
TOP PERFORMANCE DETRACTORS
Bank Rakyat Indonesia
underperformed due to weaker results, hampered by increased credit costs and deteriorated loan growth and net interest margin.
AIA
has been dragged down by poor sentiment and macroeconomic environment in China. The company’s fundamental performance has been mixed as it faced elevated medical claims that led to policy price increases and lower investment returns on Chinese government bonds.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Emerging Markets Growth Fund Class R6	12.78%	18.06%	6.03%	4.31%
MSCI Emerging Markets IMI (net)	7.41%	13.56%	3.93%	3.09%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 816,758,000
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 2,412,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$816,758
Number of portfolio holdings	128
Net advisory fees paid (in $000s)	$2,412
Portfolio turnover rate (six months)	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.8%
Tencent Holdings Ltd.	4.6%
SK Hynix, Inc.	4.5%
Samsung Electronics Co. Ltd.	4.4%
Reliance Industries Ltd.	2.5%
MercadoLibre, Inc.	2.5%
Bank Central Asia Tbk. PT	2.5%
MediaTek, Inc.	1.9%
PDD Holdings, Inc.	1.6%
NTPC Ltd.	1.5%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.8%
Tencent Holdings Ltd.	4.6%
SK Hynix, Inc.	4.5%
Samsung Electronics Co. Ltd.	4.4%
Reliance Industries Ltd.	2.5%
MercadoLibre, Inc.	2.5%
Bank Central Asia Tbk. PT	2.5%
MediaTek, Inc.	1.9%
PDD Holdings, Inc.	1.6%
NTPC Ltd.	1.5%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair Emerging Markets ex China Growth Fund (Class I)
Shareholder Report [Line Items]
Fund Name	William Blair Emerging Marketsex China Growth Fund
Class Name	Class I
Trading Symbol	WXCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair Emerging Markets ex China Growth Fund Class I (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets ex China Growth Fund Class I	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 13.83% (net of fees) for the 6 months ended June 30,
2024
. The Fund outperformed its benchmark, the MSCI Emerging Markets ex-China IMI (net), which returned 8.38%. The Fund's benchmark is also a broad measure of market performance.
Outperformance was driven by a combination of country allocation and stock selection effects. Stock selection was strong within the Industrials sector, particularly electrical equipment companies HD Hyundai Electric Co and ABB India, and within the Consumer Discretionary sector. Additionally, Information Technology overweighting and Materials underweighting were notable contributors to the positive allocation effect. Partially offsetting these positive effects was negative stock selection within Financials coupled with Indonesia and Mexico overweighting. Banco BTG Pactual and Bank Rakyat Indonesia hampered relative results within the Financials sector.
TOP PERFORMANCE CONTRIBUTORS
HD Hyundai Electric Co Ltd
is a manufacturer of power transformers and equipment. The stock was added in the middle of the first quarter and accelerated on the back of the company’s strong results and growth outlook, driven by exports into the North American and Middle East markets.
ABB India
is a leader in automation and is benefitting from ongoing electrification and automation efforts in India with a broad set of opportunities. The stock outperformance was driven by robust results that exceeded consensus expectations in the first half of the year. The company delivered
strong order growth and margin expansion, as it benefited from favorable mix and positive operating leverage.
Trent
, within Consumer Discretionary, was a notable contributor to relative performance. The company is one of India’s leading fashion and consumer goods retailers with a high-quality product offering, low-cost proposition, and broad range. The stock outperformance in the first half of the year was driven by strong fundamental performance as the company continued to deliver 10% acceleration in same-store sales growth and aggressive store additions with margin expansion amid strong cost control and moderating raw material costs.
TOP PERFORMANCE DETRACTORS
Banco BTG Pactual
is a leading investment bank and wealth and asset manager in Brazil with a presence across Latin America. The stock weakness was driven by higher interest rates and a deteriorated macroeconomic backdrop in Brazil, coupled with weakening currency.
Bank Rakyat Indonesia
underperformed due to weaker results, hampered by increased credit costs and deteriorated loan growth and net interest margin.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	Since Inception
Emerging Markets ex China Growth Fund Class I	13.83%	25.12%	16.24%
MSCI Emerging Markets ex-China IMI (net)	8.38%	19.32%	14.56%

Performance Inception Date	Jul. 29, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 25,310,000
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$25,310
Number of portfolio holdings	107
Net advisory fees paid (in $000s)	$0
Portfolio turnover rate (six months)	39%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	15.3%
Samsung Electronics Co. Ltd.	4.3%
SK Hynix, Inc.	3.8%
MercadoLibre, Inc.	2.5%
MediaTek, Inc.	2.0%
Bank Central Asia Tbk. PT	1.8%
Trent Ltd.	1.7%
ABB India Ltd.	1.7%
HD Hyundai Electric Co. Ltd.	1.5%
Dixon Technologies India Ltd.	1.4%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	15.3%
Samsung Electronics Co. Ltd.	4.3%
SK Hynix, Inc.	3.8%
MercadoLibre, Inc.	2.5%
MediaTek, Inc.	2.0%
Bank Central Asia Tbk. PT	1.8%
Trent Ltd.	1.7%
ABB India Ltd.	1.7%
HD Hyundai Electric Co. Ltd.	1.5%
Dixon Technologies India Ltd.	1.4%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair Emerging Markets ex China Growth Fund
Shareholder Report [Line Items]
Fund Name	William Blair Emerging Marketsex China Growth Fund
Class Name	Class R6
Trading Symbol	WXCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair Emerging Markets ex China Growth Fund Class R6 (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets ex China Growth Fund Class R6	$47	0.94%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 13.91% (net of fees) for the 6 months ended June 30,
2024
. The Fund outperformed its benchmark, the MSCI Emerging Markets ex-China IMI (net), which returned 8.38%. The Fund's benchmark is also a broad measure of market performance.
Outperformance was driven by a combination of country allocation and stock selection effects. Stock selection was strong within the Industrials sector, particularly electrical equipment companies HD Hyundai Electric Co and ABB India, and within the Consumer Discretionary sector. Additionally, Information Technology overweighting and Materials underweighting were notable contributors to the positive allocation effect. Partially offsetting these positive effects was negative stock selection within Financials coupled with Indonesia and Mexico overweighting. Banco BTG Pactual and Bank Rakyat Indonesia hampered relative results within the Financials sector.
TOP PERFORMANCE CONTRIBUTORS
HD Hyundai Electric Co Ltd
is a manufacturer of power transformers and equipment. The
stock
was added in the middle of the first quarter and accelerated on the back of the company’s strong results and growth outlook, driven by exports into the North American and Middle East markets.
ABB India
is a leader in automation and is benefitting from ongoing electrification and automation efforts in India with a broad set of opportunities. The stock outperformance was driven by robust results that exceeded consensus expectations in the first half of the year. The company delivered strong order growth and margin expansion, as it benefited from favorable mix and positive operating leverage.
Trent
, within Consumer Discretionary, was a notable contributor to relative performance. The company is one of India’s leading fashion and consumer goods retailers with a high-quality product offering, low-cost proposition, and broad range. The stock outperformance in the first half of the year was driven by strong fundamental performance as the company continued to deliver 10% acceleration in same-store sales growth and aggressive store additions with margin expansion amid strong cost control and moderating raw material costs.
TOP PERFORMANCE DETRACTORS
Banco BTG Pactual
is a leading investment bank and wealth and asset manager in Brazil with a presence across Latin America. The stock weakness was driven by higher interest rates and a deteriorated macroeconomic backdrop in Brazil, coupled with weakening currency.
Bank Rakyat Indonesia
underperformed due to weaker results, hampered by increased credit costs and deteriorated loan growth and net interest margin.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	Since Inception
Emerging Markets ex China Growth Fund Class R6	13.91%	25.22%	16.35%
MSCI Emerging Markets ex-China IMI (net)	8.38%	19.32%	14.56%

Performance Inception Date	Jul. 29, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 25,310,000
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Fund net assets (in $000s)	$25,310
Number of portfolio holdings	107
Net advisory fees paid (in $000s)	$0
Portfolio turnover rate (six months)	39%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the
Fund
.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	15.3%
Samsung Electronics Co. Ltd.	4.3%
SK Hynix, Inc.	3.8%
MercadoLibre, Inc.	2.5%
MediaTek, Inc.	2.0%
Bank Central Asia Tbk. PT	1.8%
Trent Ltd.	1.7%
ABB India Ltd.	1.7%
HD Hyundai Electric Co. Ltd.	1.5%
Dixon Technologies India Ltd.	1.4%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	15.3%
Samsung Electronics Co. Ltd.	4.3%
SK Hynix, Inc.	3.8%
MercadoLibre, Inc.	2.5%
MediaTek, Inc.	2.0%
Bank Central Asia Tbk. PT	1.8%
Trent Ltd.	1.7%
ABB India Ltd.	1.7%
HD Hyundai Electric Co. Ltd.	1.5%
Dixon Technologies India Ltd.	1.4%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/
William Blair Emerging Markets Small Cap Growth Fund Class I
Shareholder Report [Line Items]
Fund Name	William Blair Emerging MarketsSmall Cap Growth Fund
Class Name	Class I
Trading Symbol	BESIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about William Blair Emerging Markets Small Cap Growth Fund Class I (the "Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.williamblairfunds.com . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	www.williamblairfunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000
investment
)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Small Cap Growth Fund Class I	$58	1.15%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 10.32% (net of fees) for the 6 months ended June 30, 2024. The Fund outperformed its benchmark, the MSCI Emerging Markets Small Cap Index (net), which returned 7.04% and outperformed the MSCI Emerging Markets IMI (
net
), a broad measure of market performance, which returned 7.41%.
Outperformance was driven by a combination of country allocation and stock selection effects. Stock selection was strong within the Industrials sector, particularly electrical equipment companies HD Hyundai Electric Co and ABB India. Within Materials, Jindal Stainless was a notable contributor to relative performance. The underweight to Health Care and Materials bolstered allocation effect. Partially offsetting these positive effects was negative stock selection within Information Technology, coupled with the Mexico overweighting and Taiwan underweighting. Within Technology, semiconductor holdings were notable detractors to relative sector performance.
TOP PERFORMANCE CONTRIBUTORS
HD Hyundai Electric Co Ltd
is a manufacturer of power transformers and equipment. The stock was added in the middle of the first quarter and accelerated on the back of the company’s strong results and growth outlook, driven by exports into the North American and Middle East markets.
ABB India
is a leader in automation and is benefitting from ongoing electrification and automation efforts in India with a broad set of opportunities. The stock outperformance was driven by robust results that exceeded consensus expectations in the first half of the year. The company delivered strong order growth and margin expansion, as it benefited from favorable mix and positive operating leverage.
Jindal Stainless
is India’s largest stainless-steel manufacturer with over 50% market share in the domestic market. The stock outperformance was underpinned by the company’s robust volume growth and outlook, which is aided by opportunities in the domestic market, especially railways and automotive, coupled with the export duty removal, driving volumes in the premium segment.
TOP PERFORMANCE DETRACTORS
HPSP
is a front-end, semiconductor equipment company serving high-end logic and foundry end-clients. Weaker-than-expected capital expenditures from key clients and disappointing trends regarding expansion into memory weighed on the stock during the period.
Global Unichip
is a back-end interface controller design services company. Following a strong share price rally in 2023, the stock weakened in the first quarter of 2024 as the company reported lower-than-expected fourth quarter 2023 results and 2024 guidance due to slower-than-expected ramp-up of new business and relatively high inventory level.
Totvs
is a leading enterprise resource planning provider in Brazil. While fundamentals showed continued growth in Totvs’s core business, margins declined on one-off expenses and an increase in customer acquisition spending leading to weaker share prices in the first quarter.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Emerging Markets Small Cap Growth Fund Class I	10.32%	20.31%	10.50%	5.93%
MSCI Emerging Markets IMI (net)	7.41%	13.56%	3.93%	3.09%
MSCI Emerging Markets Small Cap Index (net)	7.04%	20.04%	9.99%	5.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns/ for the most recent performance information.
Net Assets	$ 408,426,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 623,000
Investment Company, Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$408,426
Number of portfolio holdings	130
Net advisory fees paid (in $000s)	$623
Portfolio turnover rate (six months)	83%

Holdings [Text Block]
Graphical
Representation
of
Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Dixon Technologies India Ltd.	2.7%
KEI Industries Ltd.	2.7%
ABB India Ltd.	2.2%
Wiwynn Corp.	2.1%
ASPEED Technology, Inc.	2.0%
Lotes Co. Ltd.	1.9%
Asia Vital Components Co. Ltd.	1.8%
Godrej Properties Ltd.	1.7%
Huaming Power Equipment Co. Ltd.	1.6%
Macrotech Developers Ltd.	1.6%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Dixon Technologies India Ltd.	2.7%
KEI Industries Ltd.	2.7%
ABB India Ltd.	2.2%
Wiwynn Corp.	2.1%
ASPEED Technology, Inc.	2.0%
Lotes Co. Ltd.	1.9%
Asia Vital Components Co. Ltd.	1.8%
Godrej Properties Ltd.	1.7%
Huaming Power Equipment Co. Ltd.	1.6%
Macrotech Developers Ltd.	1.6%

Updated Prospectus Web Address	www.williamblairfunds.com/funds/total-returns/